UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2021

Hong T. Le

The Income Fund of America

6455 Irvine Center Drive

Irvine, California 92620

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Income Fund of America® Semi-annual report for the six months ended January 31, 2021

Seeking high current
income through
a flexible mix of
stocks and bonds

The Income Fund of America seeks current income while secondarily striving for capital growth.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For nearly 90 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2020 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–1.08%	6.96%	7.65%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.57% for Class A shares as of the prospectus dated October 1, 2020 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of February 28, 2021, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.43%. The fund’s 12-month distribution rate for Class A shares as of that date was 2.94%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/ Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for The Income Fund of America for the periods ended January 31, 2021, are shown in the table below, as well as results of the fund’s new primary benchmark, the blended 65%/35% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index, and its secondary benchmarks, Standard & Poor’s 500 Composite Index and Bloomberg Barclays U.S. Aggregate Index.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/amecx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	The portfolio at a glance

3	Investment portfolio

39	Financial statements

43	Notes to financial statements

56	Financial highlights

Results at a glance

For periods ended January 31, 2021, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 12/1/73)[1]

The Income Fund of America (Class A shares)	9.44%	5.60%	8.69%	8.10%	10.71%
65%/35% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index[2]	9.06	13.46	12.06	10.24	10.10
Standard & Poor’s 500 Composite Index	14.47	17.25	16.16	13.50	11.25
Bloomberg Barclays U.S. Aggregate Index[3]	–0.91	4.72	4.00	3.75	7.20

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Date Capital Research and Management Company became the fund’s investment adviser.
[2]	The 65%/35% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 65% and 35%, respectively. Results assume the blend is rebalanced monthly.
[3]	Source: Bloomberg Index Services Ltd. From December 1, 1973, through December 31, 1975, the Bloomberg Barclays U.S. Government/Credit Index was used because the Bloomberg Barclays U.S. Aggregate Index did not yet exist.

The Income Fund of America	1

The portfolio at a glance

January 31, 2021 (unaudited)
Investment mix by security type
Percent of net assets

Five largest sectors in common stock holdings

Percent of net assets
Financials	11.78%
Information technology	9.34
Consumer staples	8.74
Health care	8.29
Industrials	6.82

Ten largest common stock holdings

Percent of net assets
JPMorgan Chase	2.75%
Taiwan Semiconductor Manufacturing	2.45
Microsoft	2.36
Broadcom	2.21
Philip Morris International	2.10
Pfizer	1.78
CME Group	1.53
Crown Castle International	1.43
Verizon Communications	1.28
Enel	1.22

Country diversification by domicile

Percent of net assets
United States	72.39%
United Kingdom	5.74
Eurozone*	5.29
Canada	3.77
Taiwan	2.63
Switzerland	2.10
Japan	1.48
Other countries	3.99
Short-term securities & other assets less liabilities	2.61

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

July 31, 2020
Investment mix by security type
Percent of net assets

Five largest sectors in common stock holdings

Percent of net assets
Health care	9.50%
Financials	9.34
Information technology	8.89
Consumer staples	8.43
Industrials	6.66

Ten largest common stock holdings

Percent of net assets
Microsoft	2.41%
Pfizer	2.03
Taiwan Semiconductor Manufacturing	2.02
Philip Morris International	1.94
JPMorgan Chase	1.92
AstraZeneca	1.79
Verizon Communications	1.72
Digital Realty Trust	1.55
Broadcom	1.51
CME Group	1.49

Country diversification by domicile

Percent of net assets
United States	72.76%
United Kingdom	7.14
Eurozone†	5.32
Taiwan	2.13
Canada	2.03
Switzerland	1.83
Japan	1.13
Other countries	3.92
Short-term securities & other assets less liabilities	3.74

†	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

2	The Income Fund of America

Investment portfolio January 31, 2021	unaudited

Common stocks 70.70%	Shares	Value (000)
Financials 11.78%
JPMorgan Chase & Co.	24,592,155	$3,164,274
CME Group Inc., Class A	9,729,500	1,768,239
PNC Financial Services Group, Inc.	6,475,330	929,339
Zurich Insurance Group AG1	2,220,535	884,042
Citigroup Inc.	9,589,000	556,066
BlackRock, Inc.	787,576	552,295
Bank of Nova Scotia (CAD denominated)	10,290,000	548,800
Synchrony Financial	14,748,551	496,289
Toronto-Dominion Bank (CAD denominated)	8,158,218	462,283
The Blackstone Group Inc., Class A	6,077,000	408,314
KeyCorp	22,086,000	372,370
B3 SA - Brasil, Bolsa, Balcao	29,689,000	324,488
Manulife Financial Corp.	16,215,000	293,043
Progressive Corp.	3,299,105	287,649
Apollo Global Management, Inc., Class A	5,525,000	253,818
Regions Financial Corp.	14,225,000	241,967
Ares Management Corp., Class A	5,143,000	232,258
Power Corp. of Canada, subordinate voting shares	9,017,653	209,936
BB Seguridade Participações SA	31,219,000	157,824
Legal & General Group PLC[1]	47,090,000	157,171
Carlyle Group Inc.	4,569,649	147,463
Münchener Rückversicherungs-Gesellschaft AG1	480,000	127,609
American International Group, Inc.	3,398,558	127,242
Franklin Resources, Inc.	4,053,503	106,567
Principal Financial Group, Inc.	2,055,600	101,279
Sberbank of Russia PJSC (ADR)[1]	5,671,000	77,442
Tokio Marine Holdings, Inc.[1]	1,500,000	74,911
BOC Hong Kong (Holdings) Ltd.[1]	22,180,000	66,617
Ping An Insurance (Group) Company of China, Ltd., Class H1	4,977,500	58,707
Banco Santander, SA1	18,000,000	52,646
DNB ASA[1,2]	2,687,500	52,462
National Bank of Canada	920,000	51,707
Swedbank AB, Class A1,2	2,677,000	50,381
AXA SA1	2,255,000	49,864
Bank of America Corp.	1,660,000	49,219
China Pacific Insurance (Group) Co., Ltd., Class H1	9,385,000	38,703
Truist Financial Corp.	548,000	26,293
The Bank of N.T. Butterfield & Son Ltd.	400,000	12,164
St. James’s Place PLC[1]	466,000	7,485
Jonah Energy Parent LLC[1,2,3]	275,936	4,139
		13,583,365

Information technology 9.34%
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	123,048,500	2,598,152
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,855,000	225,420
Microsoft Corp.	11,731,554	2,721,251
Broadcom Inc.	5,643,212	2,542,267
Texas Instruments Inc.	4,035,000	668,559
QUALCOMM Inc.	3,872,000	605,116
International Business Machines Corp.	2,077,000	247,391
Intel Corp.	4,300,000	238,693
Tokyo Electron Ltd.[1]	569,400	217,186
Western Union Company	7,875,421	175,386
Vanguard International Semiconductor Corp.[1]	42,114,886	168,874
Paychex, Inc.	1,657,000	144,689
Cisco Systems, Inc.	2,400,000	106,992
NortonLifeLock Inc.	3,528,359	74,343
Globalwafers Co., Ltd.[1]	1,600,000	35,256
		10,769,575

Consumer staples 8.74%
Philip Morris International Inc.	30,375,177	2,419,383
Altria Group, Inc.	33,411,000	1,372,524
General Mills, Inc.	19,379,800	1,125,966
British American Tobacco PLC[1]	28,457,297	1,035,725

The Income Fund of America	3

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Procter & Gamble Company	5,884,000	$754,388
Coca-Cola Company	14,005,408	674,360
Kellogg Co.	9,445,000	556,688
Nestlé SA1	4,237,617	474,726
Unilever PLC (GBP denominated)[1]	6,762,800	394,186
Kraft Heinz Company	9,954,600	333,579
Archer Daniels Midland Company	5,421,700	271,139
Walgreens Boots Alliance, Inc.	4,462,000	224,216
Colgate-Palmolive Company	1,669,519	130,222
Bunge Ltd.	1,785,000	116,810
Conagra Brands, Inc.	2,548,100	88,164
Kimberly-Clark Corp.	525,000	69,353
Scandinavian Tobacco Group A/S1	2,174,854	39,432
		10,080,861

Health care 8.29%
Pfizer Inc.	57,160,000	2,052,044
Gilead Sciences, Inc.	20,027,650	1,313,814
AstraZeneca PLC[1]	11,549,800	1,179,177
Novartis AG1	9,155,480	828,160
Johnson & Johnson	4,085,000	666,386
GlaxoSmithKline PLC[1]	34,696,600	644,562
CVS Health Corp.	8,763,349	627,894
Merck & Co., Inc.	6,809,993	524,846
Bristol-Myers Squibb Co.	5,685,000	349,230
Amgen Inc.	1,420,400	342,927
AbbVie Inc.	2,750,000	281,820
Takeda Pharmaceutical Company, Ltd.[1]	5,611,000	196,735
Bayer AG1	2,344,000	142,014
Viatris Inc.[2]	8,302,986	141,068
Roche Holding AG, nonvoting, non-registered shares[1]	320,000	110,298
Sanofi[1]	949,000	89,162
Rotech Healthcare Inc.[1,2,3,4,5]	543,172	41,281
Advanz Pharma Corp. Ltd.[2,5,6]	961,943	15,747
Advanz Pharma Corp. Ltd.[2]	223,343	3,656
		9,550,821

Industrials 6.82%
Lockheed Martin Corp.	4,018,500	1,293,234
Emerson Electric Co.	9,984,565	792,275
BAE Systems PLC[1]	108,515,000	686,341
Norfolk Southern Corp.	2,532,453	599,229
PACCAR Inc.	6,470,200	590,212
Honeywell International Inc.	2,517,500	491,844
Raytheon Technologies Corp.	7,311,174	487,875
AB Volvo, Class B1,2	19,230,000	475,256
Kone OYJ, Class B1	5,836,000	458,790
Illinois Tool Works Inc.	2,110,200	409,822
United Parcel Service, Inc., Class B	2,190,000	339,450
Hubbell Inc.	1,835,000	285,526
ManpowerGroup Inc.	2,674,901	236,568
Watsco, Inc.	665,000	158,596
General Dynamics Corp.	750,000	110,010
ACS, Actividades de Construcción y Servicios, SA1	2,624,000	81,778
Johnson Controls International PLC	1,533,000	76,374
Caterpillar Inc.	400,000	73,136
Cummins Inc.	300,000	70,326
Associated Materials Group Inc.[1,2,3,4]	8,173,633	57,706
Inwido AB1,2	1,850,000	25,206
Singapore Technologies Engineering Ltd.[1]	8,496,000	23,611
Intrum AB1,6	700,000	18,890
Coor Service Management Holding AB1,2	1,750,000	11,950
Eaton Corp. PLC	53,100	6,250
ACR III LSC Holdings LLC[1,2,3]	3,382	3,502
		7,863,757

4	The Income Fund of America

Common stocks (continued)	Shares	Value (000)
Real estate 5.97%
Crown Castle International Corp. REIT	10,320,331	$1,643,616
Digital Realty Trust, Inc. REIT	9,204,000	1,324,916
Gaming and Leisure Properties, Inc. REIT[4]	16,225,357	667,349
Iron Mountain Inc. REIT	12,521,000	421,582
Prologis, Inc. REIT	3,413,000	352,222
Camden Property Trust REIT	2,580,285	263,576
Public Storage REIT	1,138,000	259,032
VICI Properties Inc. REIT	9,778,500	247,200
Shimao Group Holdings Ltd.[1]	71,784,000	209,282
American Tower Corp. REIT	842,000	191,437
Lamar Advertising Co. REIT, Class A	2,266,494	183,087
Longfor Group Holdings Ltd.[1]	27,806,000	156,592
MGM Growth Properties LLC REIT, Class A	4,954,900	154,345
Link Real Estate Investment Trust REIT[1]	17,258,261	152,118
CIFI Holdings (Group) Co. Ltd.[1]	160,670,437	131,970
Mid-America Apartment Communities, Inc. REIT	875,000	116,156
Federal Realty Investment Trust REIT	1,300,000	113,828
Extra Space Storage Inc. REIT	983,000	111,856
Simon Property Group, Inc. REIT	1,040,000	96,647
Douglas Emmett, Inc. REIT	1,770,000	49,047
Brookfield Property Partners LP	950,000	16,178
Samhallsbyggnadsbolaget i Norden AB, Class B1,6	3,544,000	11,631
Selvaag Bolig ASA[1]	1,907,401	11,608
		6,885,275

Utilities 5.38%
Enel SpA[1]	142,263,535	1,412,633
DTE Energy Company[4]	10,273,850	1,219,711
Brookfield Infrastructure Partners LP4	16,483,823	860,704
AES Corp.[4]	34,303,700	836,667
Duke Energy Corp.	7,234,265	680,021
Public Service Enterprise Group Inc.	6,145,000	346,762
Southern Co.	4,059,400	239,180
Dominion Energy, Inc.	2,167,000	157,953
Guangdong Investment Ltd.[1]	72,294,000	126,562
Entergy Corp.	1,055,100	100,583
Engie SA1,2	5,286,200	82,116
ContourGlobal PLC[1]	15,616,244	42,748
SSE PLC[1]	1,694,149	34,395
Iberdrola, SA, non-registered shares[1]	2,458,000	33,335
Iberdrola, SA, non-registered shares[1,2]	35,114	476
Xcel Energy Inc.	429,500	27,484
Vistra Corp.	69,735	1,393
		6,202,723

Materials 4.43%
Rio Tinto PLC[1]	14,723,600	1,125,217
Dow Inc.	16,136,238	837,471
LyondellBasell Industries NV	7,148,000	613,012
Packaging Corp. of America	3,801,566	511,159
BASF SE1	5,608,000	435,051
Vale SA, ordinary nominative	22,429,200	360,538
Air Products and Chemicals, Inc.	1,029,071	274,515
BHP Group PLC[1]	9,283,600	255,068
Polymetal International PLC[1]	9,300,000	201,398
Huntsman Corp.	6,800,000	179,656
Fortescue Metals Group Ltd.[1]	7,998,000	132,511
Nucor Corp.	2,360,000	115,003
Eastman Chemical Company	324,864	31,950
Evonik Industries AG1	934,056	30,844
		5,103,393

Consumer discretionary 3.48%
Home Depot, Inc.	4,422,800	1,197,783
Target Corp.	4,877,000	883,566
Restaurant Brands International Inc.	8,417,000	485,661
Darden Restaurants, Inc.	3,346,000	391,114
General Motors Company	6,008,000	304,485

The Income Fund of America	5

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Las Vegas Sands Corp.	2,975,000	$143,068
Domino’s Pizza Group PLC[1,4]	30,671,123	138,246
Industria de Diseño Textil, SA1	4,560,000	135,291
Wynn Macau, Ltd.[1,2]	67,533,000	109,514
Hasbro, Inc.	1,079,000	101,232
Stellantis NV1,2	3,649,490	55,423
Stellantis NV1	1,195,000	18,141
Sands China Ltd.[1]	8,703,800	35,355
MYT Holding Co., Class B1,2	2,070,419	12,836
NMG Parent LLC[1,2]	61,091	4,032
NMG Parent LLC[1,2,3,7]	6,165	285
		4,016,032

Communication services 3.30%
Verizon Communications Inc.	26,868,200	1,471,034
SoftBank Corp.[1]	80,876,465	1,061,297
Koninklijke KPN NV1,4	212,028,139	662,489
BCE Inc.[6]	6,836,500	289,980
TELUS Corp.	10,480,235	216,284
HKBN Ltd.[1,4]	66,072,000	95,678
Cumulus Media Inc., Class A2	217,442	1,887
Clear Channel Outdoor Holdings, Inc.[2]	152,827	304
		3,798,953

Energy 3.17%
Chevron Corp.	9,859,600	840,038
BP PLC[1]	146,116,559	542,982
BP PLC (ADR)	714,000	15,865
TC Energy Corp. (CAD denominated)	11,560,000	495,487
Valero Energy Corp.	4,622,000	260,819
Exxon Mobil Corp.	5,500,000	246,620
ConocoPhillips	6,080,000	243,382
Enbridge Inc.	6,993,920	234,996
Baker Hughes Co., Class A	9,655,000	193,969
Canadian Natural Resources, Ltd. (CAD denominated)	6,474,700	146,279
Diamondback Energy, Inc.	1,852,000	104,990
Inter Pipeline Ltd.[6]	10,041,080	100,744
EOG Resources, Inc.	1,092,000	55,648
Royal Dutch Shell PLC, Class B (ADR)	1,104,000	38,519
Helmerich & Payne, Inc.	1,360,000	33,021
Rattler Midstream LP	2,859,750	27,339
Ascent Resources - Utica, LLC, Class A1,2,3,5	110,214,618	24,247
Extraction Oil & Gas, Inc.[2]	392,277	10,983
Extraction Oil & Gas, Inc.[1,2,3,5,6,7]	112,534	2,521
Oasis Petroleum Inc.[2]	356,736	13,367
Weatherford International[2]	1,172,205	7,971
Denbury Inc.[2]	149,477	4,277
Tribune Resources, LLC[1,2,3]	3,935,815	3,582
California Resources Corp.[2]	104,121	2,404
Whiting Petroleum Corp.[2]	82,807	1,684
McDermott International, Ltd.[2]	156,914	160
Mesquite Energy, Inc.[1,2,3]	25,913	155
Tapstone Energy, LLC[1,2,3,7]	66,043	1
Sable Permian Resources, LLC, units[1,2,3]	96,515,980	—	[8]
		3,652,050

Total common stocks (cost: $58,442,704,000)		81,506,805

Preferred securities 0.66%
Information technology 0.49%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	8,658,000	564,026

6	The Income Fund of America

Preferred securities (continued)	Shares	Value (000)
Financials 0.17%
Citigroup Inc., 7.68% preferred shares	2,245,277	$63,025
Citigroup Inc., Series K, noncumulative, preferred depositary shares	2,145,767	60,854
Goldman Sachs Group, Inc., Series J, 5.50% preferred depositary shares	1,200,000	31,620
PNC Financial Services Group, Inc., Series P, noncumulative, preferred depositary shares	1,000,000	26,400
Wells Fargo & Co., Series Q, Class A, 5.85% noncumulative, preferred depositary shares	555,913	14,715
		196,614

Consumer discretionary 0.00%
MYT Holding LLC, Series A, preferred shares[1,2]	1,683,792	1,945

Total preferred securities (cost: $598,053,000)		762,585

Rights & warrants 0.00%
Industrials 0.00%
ACS, Actividades de Construcción y Servicios, SA, rights, non-registered shares, expire 2021[1,2]	1,964,985	968

Consumer discretionary 0.00%
NMG Parent LLC, warrants, expire 2027[1,2]	75,844	212

Energy 0.00%
Tribune Resources, LLC, Class A, warrants, expire 2023[1,2,3]	1,778,694	—	[8]
Tribune Resources, LLC, Class B, warrants, expire 2023[1,2,3]	1,383,428	—	[8]
Tribune Resources, LLC, Class C, warrants, expire 2023[1,2,3]	948,600	—	[8]
		—	[8]

Total rights & warrants (cost: $1,803,000)		1,180

Convertible stocks 1.12%
Health care 0.50%
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	150,000	243,045
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	82,100	112,608
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023	2,950,000	166,026
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	449,460	49,108
		570,787

Utilities 0.22%
NextEra Energy, Inc., convertible preferred units, 5.279% 2023	3,420,300	182,781
DTE Energy Company, convertible preferred units, 6.25% 2022[4]	902,600	41,862
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	600,000	29,610
		254,253

Information technology 0.19%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	150,000	220,312

Consumer discretionary 0.09%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	700,288	108,860

Financials 0.09%
KKR & Co. Inc., Series C, convertible preferred shares, 6.00%	1,693,425	98,507

Consumer staples 0.03%
Bunge Ltd., convertible preferred shares, 4.875%	322,700	34,965

Total convertible stocks (cost: $1,009,613,000)		1,287,684

The Income Fund of America	7

Convertible bonds & notes 0.00%	Principal amount (000)	Value (000)
Energy 0.00%
Mesquite Energy Inc., convertible notes, 15.04% 2023 (100% PIK)[1,3,7,9]	$480	$479

Total convertible bonds & notes (cost: $479,000)		479

Bonds, notes & other debt instruments 24.91%
Corporate bonds, notes & loans 14.07%
Financials 2.20%
ACE INA Holdings Inc. 2.875% 2022	765	796
ACE INA Holdings Inc. 3.35% 2026	765	857
Advisor Group Holdings, LLC 6.25% 2028[7]	22,993	24,083
AerCap Holdings NV 4.50% 2023	10,000	10,826
AerCap Holdings NV 6.50% 2025	4,315	5,115
AG Merger Sub II, Inc. 10.75% 2027[7]	25,290	28,146
Alliant Holdings Intermediate, LLC 6.75% 2027[7]	22,331	23,653
Ally Financial Inc. 4.25% 2021	21,955	22,119
Ally Financial Inc. 8.00% 2031	4,276	6,162
American International Group, Inc. 2.50% 2025	25,000	26,657
American International Group, Inc. 3.40% 2030	8,139	9,090
American International Group, Inc. 4.375% 2050	7,406	9,129
AssuredPartners, Inc. 8.00% 2027[7]	17,850	19,278
AssuredPartners, Inc. 5.625% 2029[7]	5,265	5,351
AXA Equitable Holdings, Inc. 5.00% 2048	1,500	1,933
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[10]	8,245	8,687
Bank of America Corp. 5.00% 2021	3,500	3,547
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[10]	10,750	11,395
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[10]	7,500	7,578
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[10]	9,700	9,826
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[10]	14,693	16,476
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[10]	20,000	19,824
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[10]	34,000	33,769
Bank of China Ltd. (Hong Kong Branch) 3.875% 2025	359	399
Bank of China Ltd. (Hong Kong Branch) 4.00% 2028	200	224
Bank of Nova Scotia 1.625% 2023	8,000	8,221
Berkshire Hathaway Finance Corp. 4.20% 2048	9,020	11,400
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[7,10]	5,750	6,134
BNP Paribas 3.375% 2025[7]	22,125	24,130
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 06/09/2025)[7,10]	22,950	24,009
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[7,10]	12,125	12,170
CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[10]	11,575	12,324
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[10]	7,300	7,930
Citigroup Inc. 4.60% 2026	3,875	4,498
Citigroup Inc. 3.668% 2028 (3-month USD-LIBOR + 1.39% on 7/24/2027)[10]	2,100	2,377
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[10]	2,400	2,594
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[10]	14,800	15,432
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[10]	3,000	3,567
Citigroup Inc., Series A, junior subordinated, 5.95% (3-month USD-LIBOR + 4.068% on 1/30/2023)[10]	100	105
CME Group Inc. 3.75% 2028	6,875	8,054
Commonwealth Bank of Australia 3.35% 2024	800	876
Commonwealth Bank of Australia 3.35% 2024[7]	675	739
Compass Diversified Holdings 8.00% 2026[7]	41,728	44,003
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[7,10]	10,675	11,022
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.89162% on 1/26/2026)[7,10]	4,900	4,900
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[7,10]	4,750	4,961
Credit Suisse Group AG 3.80% 2023	14,925	16,067
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[7,10]	1,275	1,346
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[7,10]	13,800	14,361
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[7,10]	16,300	16,312
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,10]	1,975	2,217
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[7,10]	10,408	12,072
Danske Bank AS 3.875% 2023[7]	9,604	10,345
Deutsche Bank AG 3.375% 2021	1,825	1,840
Deutsche Bank AG 4.25% 2021	29,900	29,906
Deutsche Bank AG 4.25% 2021	725	743
Deutsche Bank AG 3.30% 2022	460	480
Deutsche Bank AG 5.00% 2022	3,875	4,045
Deutsche Bank AG 3.95% 2023	5,345	5,679

8	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[10]	$21,775	$22,406
Deutsche Bank AG 3.70% 2024	9,475	10,270
Deutsche Bank AG 3.70% 2024	3,175	3,435
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[10]	90,911	99,646
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[10]	36,575	37,132
Deutsche Bank AG 4.10% 2026	33,123	36,866
Deutsche Bank AG 4.10% 2026	834	927
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[10]	6,450	6,811
Deutsche Bank AG 3.729% 2032 (USD-SOFR + 2.757% on 1/14/2031)[10]	16,000	15,933
Fairstone Financial Inc. 7.875% 2024[7]	14,921	15,787
FS Energy and Power Fund 7.50% 2023[7]	29,640	29,643
GE Capital Funding, LLC 4.05% 2027[7]	12,418	14,195
GE Capital Funding, LLC 4.40% 2030[7]	23,000	26,699
Goldman Sachs Group, Inc. 5.75% 2022	20,000	21,060
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[10]	10,904	11,293
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[10]	1,100	1,198
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[10]	11,625	11,667
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[10]	8,000	9,086
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[10]	10,650	10,654
Groupe BPCE SA 5.70% 2023[7]	21,170	23,914
Groupe BPCE SA 5.15% 2024[7]	13,815	15,687
Groupe BPCE SA 1.00% 2026[7]	20,700	20,737
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/06/2025)[7,10]	6,925	7,066
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[7,10]	7,675	7,724
HSBC Holdings PLC 4.25% 2024	9,000	9,907
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[10]	14,000	14,551
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[10]	5,750	6,743
HUB International Ltd. 7.00% 2026[7]	28,461	29,557
HUB International Ltd., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2025[11,12]	5,940	5,950
Icahn Enterprises Finance Corp. 6.25% 2022	29,020	29,064
Icahn Enterprises Finance Corp. 5.25% 2027	5,230	5,505
Icahn Enterprises Finance Corp. 4.375% 2029[7]	9,625	9,569
Intercontinentalexchange, Inc. 2.65% 2040	12,025	11,942
Intesa Sanpaolo SpA 6.50% 2021[7]	3,600	3,613
Intesa Sanpaolo SpA 3.125% 2022[7]	11,300	11,667
Intesa Sanpaolo SpA 3.375% 2023[7]	9,360	9,783
Intesa Sanpaolo SpA 3.25% 2024[7]	1,730	1,848
Intesa Sanpaolo SpA 5.017% 2024[7]	149,555	162,779
Intesa Sanpaolo SpA 5.71% 2026[7]	43,165	48,915
Intesa Sanpaolo SpA 3.875% 2027[7]	9,300	10,276
Intesa Sanpaolo SpA 3.875% 2028[7]	2,820	3,106
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[10]	5,400	5,766
JPMorgan Chase & Co. 3.875% 2024	150	167
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[10]	250	264
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[10]	23,150	24,164
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/26)[10]	20,000	20,013
JPMorgan Chase & Co. 2.182% 2028 (USD-SOFR + 1.89% on 6/1/2027)[10]	10,968	11,525
JPMorgan Chase & Co. 3.54% 2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)[10]	350	397
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[10]	4,100	4,307
JPMorgan Chase & Co., Series Z, junior subordinated, 4.014% (3-month USD-LIBOR + 3.80% on 2/1/2021)[10]	30,000	30,066
JPMorgan Chase & Co., Series S, junior subordinated, 6.75% (3-month USD-LIBOR + 3.78% on 2/1/2024)[10]	25,901	29,131
Kasikornbank PC HK 3.343% 2031 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.70% on 10/2/2026)[10]	8,320	8,726
Ladder Capital Corp. 5.25% 2022[7]	2,150	2,165
Ladder Capital Corp. 4.25% 2027[7]	12,769	12,266
Liberty Mutual Group Inc. 4.25% 2023[7]	971	1,057
Liberty Mutual Group Inc. 4.569% 2029[7]	3,429	4,144
Lloyds Banking Group PLC 4.05% 2023	6,000	6,522
Lloyds Banking Group PLC 4.582% 2025	7,000	7,990
Lloyds Banking Group PLC 2.438% 2026 (UST Yield Curve Rate T Note Constant Maturity 1-year + 1.00% on 2/5/2025)[10]	5,600	5,892
Lloyds Banking Group PLC 4.375% 2028	3,950	4,633
LPL Financial Holdings Inc. 4.625% 2027[7]	30,125	31,537
MGIC Investment Corp. 5.25% 2028	5,075	5,440
Mitsubishi UFJ Financial Group, Inc. 1.412% 2025	3,850	3,926

The Income Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Mizuho Financial Group, Inc. 0.849% 2024 (3-month USD-LIBOR + 0.61% on 9/8/2023)[10]	$11,218	$11,295
Mizuho Financial Group, Inc. 1.979% 2031 (3-month USD-LIBOR + 1.27% on 9/8/2030)[10]	4,100	4,107
Morgan Stanley 3.70% 2024	600	666
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[10]	21,303	21,268
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[10]	16,200	17,234
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[10]	21,300	21,293
MSCI Inc. 5.375% 2027[7]	10,775	11,600
MSCI Inc. 4.00% 2029[7]	19,500	20,769
MSCI Inc. 3.875% 2031[7]	6,575	7,003
National Financial Partners Corp. 6.875% 2028[7]	17,826	18,760
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	3,520	4,097
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 2.507% 2024[7,12]	8,150	8,152
Navient Corp. 6.50% 2022	7,115	7,444
Navient Corp. 5.50% 2023	57,536	60,464
Navient Corp. 7.25% 2023	2,700	2,978
Navient Corp. 5.875% 2024	3,665	3,899
Navient Corp. 6.125% 2024	29,925	31,963
Navient Corp. 5.00% 2027	16,025	16,267
Navient Corp. 5.625% 2033	10,990	10,519
Owl Rock Capital Corp. 4.625% 2024[7]	9,285	9,707
Owl Rock Capital Corp. 3.75% 2025	12,173	12,685
Owl Rock Capital Corp. 4.00% 2025	449	471
Owl Rock Capital Corp. 3.375% 2026	5,700	5,846
PNC Financial Services Group, Inc. 2.854% 2022[10]	8,395	8,767
PNC Financial Services Group, Inc. 3.90% 2024	3,000	3,311
PNC Financial Services Group, Inc., Series O, junior subordinated, 6.75% (3-month USD-LIBOR + 3.678% on 8/1/2021)[10]	80	82
Prudential Financial, Inc. 4.35% 2050	7,000	8,771
Prudential Financial, Inc., junior subordinated, 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[10]	1,850	1,992
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[10]	4,000	4,658
Quicken Loans, LLC 3.625% 2029[7]	6,645	6,660
Rabobank Nederland 2.75% 2022	2,825	2,892
Rabobank Nederland 4.375% 2025	9,000	10,297
Royal Bank of Canada 3.20% 2021	15,850	15,966
Royal Bank of Canada 1.15% 2025	12,367	12,565
Royal Bank of Canada 0.875% 2026	25,475	25,479
Santander Holdings USA, Inc. 4.45% 2021	2,172	2,238
Santander Holdings USA, Inc. 3.70% 2022	6,950	7,178
Santander Holdings USA, Inc. 3.40% 2023	12,500	13,117
Santander Holdings USA, Inc. 3.50% 2024	11,250	12,168
Springleaf Finance Corp. 6.125% 2024	22,825	24,972
Starwood Property Trust, Inc. 5.00% 2021	30,616	31,094
Starwood Property Trust, Inc. 5.50% 2023[7]	5,115	5,326
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[7,10]	3,800	4,413
Synchrony Financial 2.85% 2022	7,075	7,304
Synchrony Financial 4.375% 2024	5,095	5,595
Toronto-Dominion Bank 0.75% 2025	6,575	6,569
Toronto-Dominion Bank 1.15% 2025	28,000	28,486
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 8.00%) 9.00% 2025 (72.22% PIK)[9,11,12]	4,953	4,924
U.S. Bancorp 3.70% 2024	10,000	10,958
U.S. Bancorp 2.375% 2026	6,000	6,467
UBS Group AG 4.125% 2025[7]	4,425	5,032
UBS Group AG 1.364% 2027 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.08% on 1/30/2026)[7,10]	4,000	4,037
UniCredit SpA 3.75% 2022[7]	27,048	27,944
UniCredit SpA 6.572% 2022[7]	42,725	44,929
UniCredit SpA 4.625% 2027[7]	1,730	1,971
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[7,10]	25,729	28,577
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[7,10]	13,894	16,507
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[7,10]	1,260	1,357
Wells Fargo & Company 4.60% 2021	25,000	25,181
Wells Fargo & Company 1.654% 2024 (USD-SOFR + 1.60% on 6/2/2023)[10]	6,500	6,663
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[10]	25,175	26,609

10	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[10]	$12,000	$12,537
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[10]	9,350	9,789
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[10]	3,950	4,172
Wells Fargo & Company 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/22/2027)[10]	281	316
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[10]	4,875	5,242
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[10]	13,850	14,512
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[10]	4,150	5,718
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[10]	7,000	7,353
Westpac Banking Corp. 2.668% 2035 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.75% on 11/15/2030)[10]	11,150	11,277
Westpac Banking Corp. 2.963% 2040	5,075	5,178
		2,530,125

Energy 1.96%
American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 2024[7,13]	11,484	101
Antero Resources Corp. 7.875% 2026[7]	900	965
Antero Resources Corp. 7.625% 2029[7]	4,235	4,337
Apache Corp. 4.625% 2025	6,905	7,086
Apache Corp. 4.875% 2027	35,590	36,622
Apache Corp. 4.375% 2028	21,339	21,278
Apache Corp. 4.25% 2030	4,870	4,818
Apache Corp. 6.00% 2037	3,565	3,988
Apache Corp. 4.75% 2043	7,110	6,765
Apache Corp. 4.25% 2044	4,600	4,244
Apache Corp. 5.35% 2049	28,900	28,539
Ascent Resources - Utica LLC 7.00% 2026[7]	5,715	5,469
Ascent Resources - Utica LLC 9.00% 2027[7]	959	1,085
Ascent Resources - Utica LLC 8.25% 2028[7]	5,863	5,978
Ascent Resources - Utica LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 9.233% 2025[7,11,12]	1,827	2,014
Baker Hughes, a GE Co. 4.486% 2030	1,895	2,254
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[7]	9,771	10,357
BP Capital Markets America Inc. 2.772% 2050	13,465	12,548
BP Capital Markets PLC 3.00% 2050	1,600	1,560
California Resources Corp. 7.125% 2026[7]	4,165	4,136
Canadian Natural Resources Ltd. 2.05% 2025	7,862	8,155
Canadian Natural Resources Ltd. 3.85% 2027	2,760	3,110
Canadian Natural Resources Ltd. 2.95% 2030	13,774	14,359
Canadian Natural Resources Ltd. 4.95% 2047	4,287	5,309
Cenovus Energy Inc. 3.80% 2023	17,288	18,221
Cenovus Energy Inc. 4.25% 2027	41,985	46,223
Cenovus Energy Inc. 5.25% 2037	4,770	5,367
Cenovus Energy Inc. 5.40% 2047	9,218	10,809
Centennial Resource Production, LLC 6.875% 2027[7]	2,615	2,276
Cheniere Energy Partners, LP 5.625% 2026	10,950	11,410
Cheniere Energy Partners, LP 4.50% 2029	22,421	24,136
Cheniere Energy, Inc. 5.125% 2027	31,000	36,807
Cheniere Energy, Inc. 4.625% 2028[7]	46,970	49,201
Chesapeake Energy Corp. 4.875% 2022[13]	28,085	1,720
Chesapeake Energy Corp. 11.50% 2025[7,13]	28,002	8,355
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 8.223% 2024[11,12,13]	26,328	32,548
Chevron Corp. 1.995% 2027	3,947	4,144
Chevron Corp. 3.078% 2050	900	940
Chevron USA Inc. 1.018% 2027	4,823	4,801
Chevron USA Inc. 3.25% 2029	2,513	2,837
Chevron USA Inc. 4.95% 2047	5,317	7,254
Chevron USA Inc. 4.20% 2049	2,114	2,618
Chevron USA Inc. 2.343% 2050	2,033	1,859
CNX Resources Corp. 7.25% 2027[7]	16,455	17,715
CNX Resources Corp. 6.00% 2029[7]	4,260	4,410
Comstock Resources, Inc. 9.75% 2026	8,270	8,808
Comstock Resources, Inc. 9.75% 2026	6,885	7,341
Concho Resources Inc. 4.30% 2028	14,440	16,876
Continental Resources Inc. 5.75% 2031[7]	6,320	6,851
Convey Park Energy LLC 7.50% 2025[7]	1,155	1,183
DCP Midstream Operating LP 4.95% 2022	13,505	13,950

The Income Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Diamond Offshore Drilling, Inc. 7.875% 2025[13]	$2,650	$411
Diamond Offshore Drilling, Inc. 4.875% 2043[13]	52,991	7,646
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	36,959
Enbridge Energy Partners, LP 5.875% 2025	2,545	3,079
Enbridge Energy Partners, LP 5.50% 2040	1,200	1,476
Enbridge Energy Partners, LP 7.375% 2045	18,914	28,713
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	8,466
Enbridge Inc. 4.00% 2023	5,830	6,316
Enbridge Inc. 2.50% 2025	3,500	3,713
Endeavor Energy Resources, LP 6.625% 2025[7]	9,125	9,761
Energy Transfer Operating, LP 5.875% 2024	629	706
Energy Transfer Operating, LP 2.90% 2025	9,203	9,717
Energy Transfer Operating, LP 3.75% 2030	16,115	16,946
Energy Transfer Operating, LP 5.00% 2050	69,211	71,851
Energy Transfer Partners, LP 4.50% 2024	2,170	2,388
Energy Transfer Partners, LP 4.75% 2026	8,000	9,024
Energy Transfer Partners, LP 4.20% 2027	7,263	8,054
Energy Transfer Partners, LP 4.95% 2028	9,400	10,736
Energy Transfer Partners, LP 6.125% 2045	7,449	8,393
Energy Transfer Partners, LP 5.30% 2047	8,944	9,433
Energy Transfer Partners, LP 6.00% 2048	8,153	9,273
Energy Transfer Partners, LP 6.25% 2049	5,891	6,978
Enterprise Products Operating LLC 3.20% 2052	1,212	1,167
EQM Midstream Partners, LP 4.125% 2026	3,036	2,945
EQM Midstream Partners, LP 6.50% 2027[7]	20,680	22,173
EQM Midstream Partners, LP 5.50% 2028	11,440	11,873
EQM Midstream Partners, LP 4.50% 2029[7]	5,045	4,879
EQM Midstream Partners, LP 4.75% 2031[7]	12,160	11,754
EQT Corp. 3.00% 2022	35,175	35,790
EQT Corp. 7.875% 2025	22,569	26,628
EQT Corp. 3.90% 2027	1,950	2,028
EQT Corp. 5.00% 2029	2,485	2,709
EQT Corp. 8.75% 2030	4,885	6,236
Equinor ASA 1.75% 2026	6,967	7,265
Equinor ASA 3.625% 2028	5,265	6,042
Equinor ASA 3.25% 2049	7,583	8,038
Exxon Mobil Corp. 2.44% 2029	4,315	4,585
Exxon Mobil Corp. 2.61% 2030	1,700	1,816
Exxon Mobil Corp. 3.452% 2051	2,835	3,089
Genesis Energy, LP 5.625% 2024	2,890	2,722
Genesis Energy, LP 6.50% 2025	14,779	13,703
Genesis Energy, LP 8.00% 2027	10,655	10,145
Harvest Midstream I, LP, 7.50% 2028[7]	10,410	10,959
Hess Midstream Partners LP 5.125% 2028[7]	9,435	9,815
Hilcorp Energy I, LP 5.75% 2025[7]	11,400	11,698
Hilcorp Energy I, LP 5.75% 2029[7]	2,210	2,251
Hilcorp Energy I, LP 6.00% 2031[7]	3,525	3,584
Indigo Natural Resources LLC 5.375% 2029[7]	3,520	3,485
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	23,244
Kinder Morgan, Inc. 4.30% 2028	20,098	23,301
MPLX LP 1.75% 2026	6,500	6,633
MPLX LP 2.65% 2030	11,897	12,187
MPLX LP 4.70% 2048	7,500	8,439
MPLX LP 5.50% 2049	8,324	10,409
Nabors Industries Inc. 5.75% 2025	2,625	1,659
NGL Energy Operating LLC 7.50% 2026[7]	44,920	45,650
NGL Energy Partners LP 7.50% 2023	8,696	7,951
NGL Energy Partners LP 6.125% 2025	34,593	27,415
NuStar Logistics, LP 6.75% 2021[7]	1,940	1,940
NuStar Logistics, LP 6.00% 2026	11,725	12,478
Occidental Petroleum Corp. 2.70% 2023	6,110	6,048
Occidental Petroleum Corp. 2.90% 2024	17,027	16,495
Occidental Petroleum Corp. 5.50% 2025	7,245	7,618
Occidental Petroleum Corp. 5.875% 2025	20,220	21,225
Occidental Petroleum Corp. 8.00% 2025	22,050	24,963
Occidental Petroleum Corp. 8.50% 2027	13,000	15,295
Occidental Petroleum Corp. 6.375% 2028	14,402	15,725

12	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Occidental Petroleum Corp. 3.50% 2029	$4,530	$4,209
Occidental Petroleum Corp. 6.625% 2030	11,445	12,893
Occidental Petroleum Corp. 8.875% 2030	34,900	43,878
Occidental Petroleum Corp. 6.125% 2031	6,925	7,546
Occidental Petroleum Corp. 6.45% 2036	1,095	1,203
Occidental Petroleum Corp. 6.60% 2046	2,000	2,158
ONEOK, Inc. 2.20% 2025	413	430
ONEOK, Inc. 5.85% 2026	16,293	19,478
ONEOK, Inc. 3.10% 2030	1,154	1,200
ONEOK, Inc. 6.35% 2031	7,405	9,479
ONEOK, Inc. 5.20% 2048	5,652	6,446
ONEOK, Inc. 4.50% 2050	2,530	2,656
ONEOK, Inc. 7.15% 2051	3,048	4,181
Ovintiv Inc. 6.50% 2034	2,310	2,838
Peabody Energy Corp. 8.50% 2024[1,3,7]	10,040	8,137
Petrobras Global Finance Co. 6.90% 2049	5,580	6,724
Petrobras Global Finance Co. 6.75% 2050	24,290	28,469
Petróleos Mexicanos 6.375% 2021	5,000	5,006
Petróleos Mexicanos 4.875% 2022	6,245	6,423
Petróleos Mexicanos 5.375% 2022	4,165	4,303
Petróleos Mexicanos 3.50% 2023	3,325	3,364
Petróleos Mexicanos 4.625% 2023	4,243	4,410
Petróleos Mexicanos 6.875% 2025[7]	9,955	10,861
Petróleos Mexicanos 6.875% 2026	77,241	82,938
Petróleos Mexicanos 6.50% 2027	72,935	75,615
Phillips 66 2.15% 2030	3,995	3,948
PIC AU Holdings LLC / PIC AU Holdings Corp 10.00% 2024[1,3,7]	9,975	8,085
Pioneer Natural Resources Company 1.125% 2026	3,586	3,595
Pioneer Natural Resources Company 2.15% 2031	9,744	9,658
Plains All American Pipeline, LP 3.80% 2030	1,361	1,441
Range Resources Corp. 4.875% 2025	4,875	4,778
Range Resources Corp. 8.25% 2029[7]	5,020	5,280
Rattler Midstream Partners LP 5.625% 2025[7]	4,800	5,037
Rockies Express Pipeline LLC 4.95% 2029[7]	11,768	12,687
Sabine Pass Liquefaction, LLC 5.625% 2023[10]	9,500	10,397
Sabine Pass Liquefaction, LLC 5.75% 2024	10,000	11,449
Sabine Pass Liquefaction, LLC 5.625% 2025	6,445	7,522
Sabine Pass Liquefaction, LLC 5.875% 2026	2,100	2,543
Sabine Pass Liquefaction, LLC 4.50% 2030[7]	22,871	26,673
Sanchez Energy Corp. 7.25% 2023[7,13]	5,374	54
Saudi Arabian Oil Co. 2.875% 2024[7]	10,672	11,313
Saudi Arabian Oil Co. 1.625% 2025[7]	4,900	4,996
Saudi Arabian Oil Co. 3.50% 2029[7]	14,800	16,314
Saudi Arabian Oil Co. 2.25% 2030[7]	6,120	6,121
SM Energy Co. 6.75% 2026	880	796
SM Energy Co. 6.625% 2027	3,875	3,458
Southwestern Energy Co. 6.45% 2025[10]	24,775	26,014
Southwestern Energy Co. 7.50% 2026	17,835	18,661
Southwestern Energy Co. 8.375% 2028	7,640	8,190
Statoil ASA 2.75% 2021	3,085	3,147
Statoil ASA 3.25% 2024	850	934
Statoil ASA 4.25% 2041	3,000	3,670
Suncor Energy Inc. 3.10% 2025	6,146	6,685
Sunoco Logistics Operating Partners, LP 4.00% 2027	5,586	6,160
Sunoco Logistics Operating Partners, LP 5.40% 2047	14,364	15,303
Sunoco LP 5.50% 2026	1,665	1,715
Sunoco LP 6.00% 2027	12,160	12,890
Sunoco LP 5.875% 2028	12,700	13,507
Tallgrass Energy Partners, LP 7.50% 2025[7]	4,800	5,121
Tapstone Energy, Term Loan, (3-month USD-LIBOR + 4.00%) 4.741% 2024[1,3,11,12]	51	26
Targa Resources Partners LP 5.875% 2026	5,125	5,378
Targa Resources Partners LP 6.50% 2027	4,740	5,107
Targa Resources Partners LP 6.875% 2029	9,385	10,376
Targa Resources Partners LP 5.50% 2030	12,700	13,514
Targa Resources Partners LP 4.875% 2031[7]	4,680	4,891
Targa Resources Partners LP 4.00% 2032[7]	7,700	7,642
Teekay Corp. 9.25% 2022[7]	21,750	22,022

The Income Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Teekay Offshore Partners LP 8.50% 2023[7]	$14,275	$13,066
Total Capital International 3.127% 2050	16,320	16,879
Total SE 2.986% 2041	19,151	19,804
Total SE 3.386% 2060	7,300	7,864
TransCanada PipeLines Ltd. 4.10% 2030	5,254	6,107
Transcontinental Gas Pipe Line Company, LLC 3.95% 2050	2,683	2,948
Transocean Guardian Ltd. 5.875% 2024[7]	7,870	6,980
Transocean Inc. 6.125% 2025[7]	4,772	4,423
Transocean Poseidon Ltd. 6.875% 2027[7]	8,235	7,427
Valero Energy Corp. 4.00% 2029	6,000	6,642
Vine Oil & Gas LP 8.75% 2023[7]	615	575
Weatherford International PLC 8.75% 2024[7]	15,715	16,216
Weatherford International PLC 11.00% 2024[7]	43,051	37,024
Western Gas Partners LP 4.50% 2028	19,625	20,410
Western Gas Partners LP 5.45% 2044	1,210	1,272
Western Midstream Operating, LP 4.10% 2025[10]	9,602	9,959
Western Midstream Operating, LP 4.75% 2028	3,495	3,705
Williams Companies, Inc. 3.50% 2030	12,485	13,793
Woodside Finance Ltd. 4.60% 2021[7]	14,435	14,472
WPX Energy, Inc. 4.50% 2030	17,590	18,645
		2,259,984

Consumer discretionary 1.93%
Adient US LLC 9.00% 2025[7]	2,298	2,574
Affinity Gaming 6.875% 2027[7]	1,680	1,767
Allied Universal Holdco LLC 6.625% 2026[7]	16,985	18,216
Allied Universal Holdco LLC 9.75% 2027[7]	21,000	22,890
Amazon.com, Inc. 2.70% 2060	8,300	8,382
Boyd Gaming Corp. 8.625% 2025[7]	1,765	1,953
Boyd Gaming Corp. 4.75% 2027	18,340	18,830
Caesars Entertainment, Inc. 6.25% 2025[7]	13,195	13,923
Caesars Resort Collection, LLC 5.75% 2025[7]	5,020	5,275
Carnival Corp. 11.50% 2023[7]	37,165	42,221
Cedar Fair LP/Canadas Wonderland Co/Magnum Management Corp/Millennium Operations LLC 5.50% 2025[7]	14,400	14,981
Cedar Fair, LP 5.25% 2029	6,275	6,291
Churchill Downs Inc. 4.75% 2028[7]	18,595	19,382
Cirsa Gaming Corp. SA 7.875% 2023[7]	6,940	6,888
DaimlerChrysler North America Holding Corp. 3.40% 2022[7]	850	877
DaimlerChrysler North America Holding Corp. 1.75% 2023[7]	17,000	17,456
DaimlerChrysler North America Holding Corp. 3.65% 2024[7]	9,360	10,194
DaimlerChrysler North America Holding Corp. 3.30% 2025[7]	2,000	2,200
Dana Inc. 5.625% 2028	15,970	17,054
Ford Motor Co. 8.50% 2023	12,074	13,544
Ford Motor Co. 9.00% 2025	4,696	5,729
Ford Motor Credit Company LLC 3.336% 2021	10,000	10,024
Ford Motor Credit Company LLC 3.47% 2021	291	292
Ford Motor Credit Company LLC 5.875% 2021	750	765
Ford Motor Credit Company LLC 3.087% 2023	72,574	73,512
Ford Motor Credit Company LLC 3.096% 2023	40,499	40,980
Ford Motor Credit Company LLC 4.14% 2023	1,600	1,652
Ford Motor Credit Company LLC 4.375% 2023	6,550	6,838
Ford Motor Credit Company LLC 3.664% 2024	30,211	31,038
Ford Motor Credit Company LLC 3.81% 2024	20,790	21,518
Ford Motor Credit Company LLC 4.063% 2024	2,600	2,710
Ford Motor Credit Company LLC 5.584% 2024	10,134	10,964
Ford Motor Credit Company LLC 3.375% 2025	17,250	17,555
Ford Motor Credit Company LLC 5.125% 2025	59,505	64,697
Ford Motor Credit Company LLC 4.542% 2026	6,090	6,524
Ford Motor Credit Company LLC 3.815% 2027	8,715	8,979
Ford Motor Credit Company LLC 4.125% 2027	67,170	70,780
Ford Motor Credit Company LLC 4.271% 2027	43,075	45,471
Ford Motor Credit Company LLC 5.113% 2029	26,719	29,441
Ford Motor Credit Company LLC 4.00% 2030	24,614	25,260
General Motors Company 5.40% 2023	1,066	1,193
General Motors Company 6.125% 2025	10,602	12,776
General Motors Company 6.80% 2027	2,330	2,997

14	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
General Motors Company 5.00% 2035	$10,850	$13,120
General Motors Company 6.60% 2036	17,899	24,719
General Motors Company 5.20% 2045	3,200	3,944
General Motors Company 6.75% 2046	15,230	21,965
General Motors Company 5.40% 2048	1,150	1,459
General Motors Company 5.95% 2049	8,000	10,870
General Motors Financial Co. 3.15% 2022	75	78
General Motors Financial Co. 3.45% 2022	3,500	3,589
General Motors Financial Co. 3.55% 2022	8,518	8,874
General Motors Financial Co. 3.25% 2023	16,226	16,994
General Motors Financial Co. 3.70% 2023	5,111	5,418
General Motors Financial Co. 5.20% 2023	22,663	24,779
General Motors Financial Co. 3.50% 2024	9,404	10,205
General Motors Financial Co. 5.10% 2024	10,611	11,861
General Motors Financial Co. 2.75% 2025	6,908	7,346
General Motors Financial Co. 4.00% 2025	1,760	1,937
General Motors Financial Co. 4.30% 2025	534	598
General Motors Financial Co. 4.35% 2025	6,329	7,087
General Motors Financial Co. 1.25% 2026	8,100	8,080
General Motors Financial Co. 4.00% 2026	2,000	2,254
General Motors Financial Co. 5.25% 2026	4,938	5,814
General Motors Financial Co. 2.70% 2027	12,000	12,703
General Motors Financial Co. 2.35% 2031	16,900	16,794
Hanesbrands Inc. 4.625% 2024[7]	16,350	17,287
Hanesbrands Inc. 5.375% 2025[7]	7,170	7,652
Hanesbrands Inc. 4.875% 2026[7]	33,027	35,793
Hilton Worldwide Holdings Inc. 5.125% 2026	12,175	12,645
Hilton Worldwide Holdings Inc. 4.875% 2030	16,185	17,477
Hilton Worldwide Holdings Inc. 4.00% 2031[7]	10,295	10,597
Home Depot, Inc. 3.90% 2028	1,150	1,363
Home Depot, Inc. 2.95% 2029	5,000	5,573
Home Depot, Inc. 1.375% 2031	25,718	25,225
Home Depot, Inc. 5.95% 2041	12,500	18,943
Home Depot, Inc. 4.50% 2048	601	802
Home Depot, Inc. 2.375% 2051	17,146	16,248
Hyundai Capital America 3.45% 2021[7]	21,325	21,394
Hyundai Capital America 3.75% 2021[7]	5,000	5,071
Hyundai Capital America 2.85% 2022[7]	8,235	8,529
Hyundai Capital America 3.10% 2022[7]	9,720	9,990
Hyundai Capital America 3.25% 2022[7]	11,817	12,300
Hyundai Capital America 3.95% 2022[7]	8,000	8,259
Hyundai Capital America 1.25% 2023[7]	7,561	7,641
Hyundai Capital America 2.375% 2023[7]	21,815	22,506
Hyundai Capital America 5.75% 2023[7]	5,000	5,531
Hyundai Capital America 1.80% 2025[7]	1,871	1,915
Hyundai Capital America 2.65% 2025[7]	28,554	30,026
Hyundai Capital America 5.875% 2025[7]	5,000	5,928
Hyundai Capital America 1.30% 2026[7]	9,000	9,000
Hyundai Capital America 2.375% 2027[7]	1,169	1,229
Hyundai Capital America 3.00% 2027[7]	22,765	24,659
Hyundai Capital America 1.80% 2028[7]	9,000	8,974
International Game Technology PLC 6.25% 2022[7]	2,888	2,948
International Game Technology PLC 6.50% 2025[7]	19,030	21,031
International Game Technology PLC 6.25% 2027[7]	2,120	2,426
International Game Technology PLC 5.25% 2029[7]	24,124	25,791
Levi Strauss & Co. 5.00% 2025	9,130	9,384
Lithia Motors, Inc. 4.375% 2031[7]	6,675	7,078
Macy’s, Inc. 8.375% 2025[7]	2,185	2,423
Mattel, Inc. 6.75% 2025[7]	12,825	13,483
Melco International Development Ltd. 5.75% 2028[7]	17,490	18,611
Merlin Entertainment 5.75% 2026[7]	6,910	7,194
MGM Growth Properties LLC 4.625% 2025[7]	15,670	16,626
MGM Growth Properties LLC 3.875% 2029[7]	12,140	12,368
MGM Resorts International 7.75% 2022	32,150	34,179
MGM Resorts International 6.00% 2023	10,385	11,099
MGM Resorts International 5.50% 2027	3,617	3,922
Mohegan Gaming & Entertainment 8.00% 2026[7]	29,280	28,972

The Income Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
MYT Holding LLC 7.50% 2025[7,9]	$4,790	$4,796
Neiman Marcus Group Ltd. LLC, Term Loan, (3-month USD-LIBOR + 12.00%) 13.00% 2025[11,12]	6,570	7,065
Newell Rubbermaid Inc. 4.875% 2025	6,570	7,241
Newell Rubbermaid Inc. 4.70% 2026	35,797	39,407
Newell Rubbermaid Inc. 5.875% 2036[10]	1,010	1,242
Nissan Motor Co., Ltd. 2.60% 2022[7]	9,910	10,173
Nissan Motor Co., Ltd. 4.81% 2030[7]	15,000	16,735
Panther BF Aggregator 2, LP 6.25% 2026[7]	11,992	12,776
Panther BF Aggregator 2, LP 8.50% 2027[7]	17,985	19,076
PetSmart, Inc. 7.125% 2023[7]	74,190	74,464
PetSmart, Inc. 5.875% 2025[7]	19,700	20,328
PetSmart, Inc. 8.875% 2025[7]	26,570	27,774
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 2022[11,12]	23,028	23,032
Real Hero Merger Sub 2, Inc. 6.25% 2029[7]	1,550	1,593
Royal Caribbean Cruises Ltd. 11.50% 2025[7]	5,450	6,291
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	24,705	25,462
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[7]	10,311	11,371
Sands China Ltd. 3.80% 2026[7]	8,325	8,845
Scientific Games Corp. 5.00% 2025[7]	13,667	14,095
Scientific Games Corp. 8.625% 2025[7]	32,820	35,528
Scientific Games Corp. 8.25% 2026[7]	41,025	43,449
Scientific Games Corp. 7.00% 2028[7]	10,994	11,672
Scientific Games Corp. 7.25% 2029[7]	16,910	18,249
Six Flags Entertainment Corp. 4.875% 2024[7]	11,570	11,502
Six Flags Theme Parks Inc. 7.00% 2025[7]	3,500	3,778
Staples, Inc. 7.50% 2026[7]	11,055	11,294
Starbucks Corp. 3.50% 2050	1,400	1,541
Toyota Motor Credit Corp. 0.45% 2024	25,283	25,335
Toyota Motor Credit Corp. 0.80% 2026	13,440	13,452
Toyota Motor Credit Corp. 3.05% 2028	4,050	4,530
Truck Hero Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 4.50% 2028[11,12]	2,475	2,483
Vail Resorts, Inc. 6.25% 2025[7]	6,270	6,670
VICI Properties LP 4.25% 2026[7]	3,660	3,791
VICI Properties LP 4.625% 2029[7]	6,465	6,896
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[7]	7,360	7,493
VICI Properties LP / VICI Note Co. Inc. 3.75% 2027[7]	10,475	10,663
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[7]	22,740	23,692
Volkswagen Group of America Finance, LLC 4.00% 2021[7]	2,750	2,828
Volkswagen Group of America Finance, LLC 2.70% 2022[7]	3,150	3,263
Volkswagen Group of America Finance, LLC 2.90% 2022[7]	1,650	1,701
Volkswagen Group of America Finance, LLC 3.125% 2023[7]	3,091	3,266
Volkswagen Group of America Finance, LLC 4.25% 2023[7]	7,365	8,092
Volkswagen Group of America Finance, LLC 2.85% 2024[7]	4,870	5,214
Volkswagen Group of America Finance, LLC 1.25% 2025[7]	5,665	5,698
Volkswagen Group of America Finance, LLC 3.35% 2025[7]	6,326	6,936
Volkswagen Group of America Finance, LLC 4.625% 2025[7]	2,911	3,381
Volkswagen Group of America Finance, LLC 3.20% 2026[7]	8,003	8,844
Volkswagen Group of America Finance, LLC 1.625% 2027[7]	2,630	2,649
Volkswagen Group of America Finance, LLC 4.75% 2028[7]	2,000	2,411
Wyndham Worldwide Corp. 5.375% 2026[7]	17,420	17,866
Wyndham Worldwide Corp. 4.375% 2028[7]	8,175	8,272
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[7]	20,978	21,175
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[7]	6,715	6,826
Wynn Resorts Ltd. 7.75% 2025[7]	9,065	9,745
Wynn Resorts Ltd. 5.125% 2029[7]	8,304	8,472
		2,227,596

Health care 1.70%
Abbott Laboratories 3.75% 2026	3,539	4,103
AbbVie Inc. 3.45% 2022	8,300	8,540
AbbVie Inc. 2.60% 2024	6,000	6,414
AbbVie Inc. 2.95% 2026	2,890	3,182
AbbVie Inc. 4.55% 2035	6,750	8,360
AbbVie Inc. 4.30% 2036	1,003	1,223
AbbVie Inc. 4.75% 2045	1,203	1,534
Amgen Inc. 2.20% 2027	2,915	3,090

16	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Anthem, Inc. 2.375% 2025	$2,046	$2,172
AstraZeneca PLC 3.375% 2025	4,500	5,015
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.871% 2026[11,12]	21,101	20,775
Avantor Funding, Inc. 4.625% 2028[7]	18,470	19,427
Bausch Health Companies Inc. 9.25% 2026[7]	7,650	8,501
Bausch Health Companies Inc. 5.00% 2028[7]	17,655	18,212
Bausch Health Companies Inc. 7.00% 2028[7]	9,470	10,264
Bausch Health Companies Inc. 5.00% 2029[7]	5,774	5,921
Bausch Health Companies Inc. 5.25% 2031[7]	10,310	10,623
Bayer US Finance II LLC 3.875% 2023[7]	3,850	4,199
Bayer US Finance II LLC 4.25% 2025[7]	20,143	23,022
Bayer US Finance II LLC 4.40% 2044[7]	13,090	15,344
Becton, Dickinson and Company 3.70% 2027	6,000	6,876
Boston Scientific Corp. 1.90% 2025	9,109	9,509
Boston Scientific Corp. 3.85% 2025	2,543	2,850
Catalent Pharma Solutions Inc. 5.00% 2027[7]	1,407	1,485
Centene Corp. 4.75% 2025	23,010	23,636
Centene Corp. 4.75% 2025	4,050	4,160
Centene Corp. 5.375% 2026[7]	6,740	7,058
Centene Corp. 4.25% 2027	51,990	55,120
Centene Corp. 4.625% 2029	62,900	69,819
Centene Corp. 3.00% 2030	18,600	19,478
Centene Corp. 3.375% 2030	29,100	30,528
Charles River Laboratories International, Inc. 5.50% 2026[7]	11,360	11,878
Charles River Laboratories International, Inc. 4.25% 2028[7]	13,815	14,564
Cigna Corp. 4.80% 2038	3,830	4,879
Community Health Systems Inc. 5.625% 2027[7]	4,815	5,062
Community Health Systems Inc. 6.00% 2029[7]	8,870	9,435
CVS Health Corp. 1.30% 2027	25,523	25,603
Eli Lilly and Co. 3.375% 2029	3,330	3,827
Encompass Health Corp. 4.50% 2028	19,701	20,547
Encompass Health Corp. 4.75% 2030	12,660	13,638
Endo Dac / Endo Finance LLC / Endo Finco 9.50% 2027[7]	21,012	24,046
Endo Dac / Endo Finance LLC / Endo Finco 6.00% 2028[7]	3,502	2,938
Endo International PLC 5.75% 2022[7]	35,321	34,767
GlaxoSmithKline PLC 3.625% 2025	5,915	6,599
HCA Inc. 5.875% 2023	8,325	9,097
HCA Inc. 5.375% 2025	3,530	3,968
HCA Inc. 5.375% 2026	6,680	7,622
HCA Inc. 5.875% 2026	13,870	15,881
HCA Inc. 5.625% 2028	15,390	18,052
HCA Inc. 3.50% 2030	11,625	12,083
HealthSouth Corp. 5.75% 2025	12,472	12,893
IMS Health Holdings, Inc. 5.00% 2026[7]	24,700	25,703
Iqvia Inc. 5.00% 2027[7]	8,320	8,776
Jaguar Holding Co. II 4.625% 2025[7]	5,145	5,404
Jaguar Holding Co. II 5.00% 2028[7]	7,050	7,483
Mallinckrodt PLC 10.00% 2025[7]	68,285	74,601
Molina Healthcare, Inc. 5.375% 2022	44,040	46,710
Molina Healthcare, Inc. 4.375% 2028[7]	4,840	5,048
Molina Healthcare, Inc. 3.875% 2030[7]	3,170	3,396
Mylan Laboratories Inc. 3.15% 2021	1,500	1,512
Novartis Capital Corp. 2.00% 2027	3,090	3,279
Owens & Minor, Inc. 4.375% 2024	21,149	21,691
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.644% 2025[11,12]	12,752	12,795
Par Pharmaceutical Inc. 7.50% 2027[7]	42,792	46,200
PAREXEL International Corp. 6.375% 2025[7]	8,877	9,148
Pfizer Inc. 3.45% 2029	9,000	10,357
Radiology Partners, Inc. 9.25% 2028[7]	16,555	18,148
Rede D’Or Finance Sarl 4.95% 2028	1,820	1,932
Rede D’Or Finance Sarl 4.50% 2030	10,840	11,094
Regeneron Pharmaceuticals, Inc. 2.80% 2050	3,224	3,022
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[1,3,9,11,12]	16,206	16,368
RP Escrow Issuer, LLC 5.25% 2025[7]	6,290	6,534
Select Medical Holdings Corp. 6.25% 2026[7]	18,853	20,173
Shire PLC 2.875% 2023	4,425	4,681

The Income Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Surgery Center Holdings 10.00% 2027[7]	$8,950	$9,907
Syneos Health, Inc. 3.625% 2029[7]	3,710	3,716
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	12,910	14,280
Team Health Holdings, Inc. 6.375% 2025[7]	12,940	11,711
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[11,12]	8,621	8,088
Tenet Healthcare Corp. 4.625% 2024	22,866	23,296
Tenet Healthcare Corp. 4.875% 2026[7]	84,580	88,333
Tenet Healthcare Corp. 5.125% 2027[7]	2,895	3,058
Teva Pharmaceutical Finance Co. BV 2.20% 2021	4,593	4,598
Teva Pharmaceutical Finance Co. BV 2.80% 2023	142,097	141,136
Teva Pharmaceutical Finance Co. BV 6.00% 2024	109,417	115,487
Teva Pharmaceutical Finance Co. BV 7.125% 2025	30,880	34,061
Teva Pharmaceutical Finance Co. BV 3.15% 2026	51,195	48,923
Teva Pharmaceutical Finance Co. BV 6.75% 2028	192,275	215,478
Teva Pharmaceutical Finance Co. BV 4.10% 2046	66,410	58,516
UnitedHealth Group Inc. 4.45% 2048	5,000	6,559
Upjohn Inc. 3.85% 2040[7]	1,309	1,447
Upjohn Inc. 4.00% 2050[7]	865	966
Valeant Pharmaceuticals International, Inc. 5.50% 2025[7]	13,550	13,966
Valeant Pharmaceuticals International, Inc. 6.125% 2025[7]	93,162	95,543
Valeant Pharmaceuticals International, Inc. 9.00% 2025[7]	16,475	18,115
Valeant Pharmaceuticals International, Inc. 8.50% 2027[7]	5,175	5,739
Zimmer Holdings, Inc. 3.15% 2022	9,455	9,711
		1,964,508

Communication services 1.45%
Alphabet Inc. 2.25% 2060	3,900	3,557
AT&T Inc. 1.65% 2028	7,175	7,225
AT&T Inc. 3.50% 2041	20,000	20,666
AT&T Inc. 3.50% 2053[7]	8,119	7,838
British Telecommunications PLC 9.625% 2030[10]	4,011	6,516
Cablevision Systems Corp. 6.75% 2021	29,992	31,126
Cablevision Systems Corp. 5.375% 2028[7]	8,500	9,037
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[7]	46,225	47,753
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[7]	26,625	28,031
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[7]	13,250	13,932
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[7]	16,050	16,923
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[7]	28,552	30,407
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	12,414	12,821
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[7]	13,100	13,440
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	21,275	20,728
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[7]	19,415	20,220
CenturyLink, Inc. 6.75% 2023	11,075	12,295
CenturyLink, Inc. 7.50% 2024	5,800	6,546
CenturyLink, Inc. 5.125% 2026[7]	8,175	8,705
CenturyLink, Inc. 4.00% 2027[7]	48,013	49,712
CenturyLink, Inc. 7.65% 2042	6,000	7,448
CenturyLink, Inc., Series T, 5.80% 2022	5,100	5,336
Comcast Corp. 6.45% 2037	25,000	37,614
Comcast Corp. 4.60% 2038	9,000	11,527
Deutsche Telekom International Finance BV 9.25% 2032	13,620	23,080
Diamond Sports Group LLC 5.375% 2026[7]	6,912	5,590
Diamond Sports Group LLC 6.625% 2027[7]	16,430	10,454
Discovery Communications, Inc. 3.625% 2030	6,363	7,179
Embarq Corp. 7.995% 2036	18,470	22,667
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 4.25%) 5.25% 2027[11,12]	1,371	1,387
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[11,12]	1,950	2,049
Fox Corp. 4.03% 2024	1,120	1,233
France Télécom 4.125% 2021	15,000	15,357
Front Range BidCo, Inc. 6.125% 2028[7]	22,932	23,893
Frontier Communications Corp. 5.875% 2027[7]	15,925	17,144
Frontier Communications Corp. 5.00% 2028[7]	14,600	15,166
Frontier Communications Corp. 6.75% 2029[7]	22,073	23,225
Gogo Inc. 9.875% 2024[7]	121,469	129,335
Gray Television, Inc. 7.00% 2027[7]	17,880	19,564
iHeartCommunications, Inc. 5.25% 2027[7]	9,875	10,257
Inmarsat PLC 6.75% 2026[7]	16,600	17,759

18	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Intelsat Jackson Holding Co. 5.50% 2023[13]	$7,495	$5,228
Intelsat Jackson Holding Co. 8.00% 2024[7]	40,265	41,338
Intelsat Jackson Holding Co. 8.50% 2024[7,13]	30,425	22,055
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2021[11,12]	16,989	17,371
Intelsat Jackson Holding Co., Term Loan B3, 5.75% 2023[11,12]	3,000	3,048
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[11]	27,850	28,365
Lamar Media Corp. 3.75% 2028	5,094	5,178
Lamar Media Corp. 4.875% 2029	4,325	4,595
Lamar Media Corp. 3.625% 2031[7]	3,450	3,484
Level 3 Financing, Inc. 3.75% 2029[7]	10,176	10,251
Liberty Global PLC 5.50% 2028[7]	7,975	8,359
Ligado Networks LLC 15.50% 2023[7,9]	24,725	24,980
Live Nation Entertainment, Inc. 3.75% 2028[7]	5,100	5,155
MDC Partners Inc. 6.50% 2024[7]	12,928	13,206
Meredith Corp. 6.875% 2026	24,016	24,329
Myriad International Holdings 5.50% 2025	6,140	7,066
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 2049[7]	31,885	32,005
Netflix, Inc. 3.625% 2025[7]	290	316
Netflix, Inc. 4.875% 2028	1,580	1,852
Netflix, Inc. 5.875% 2028	340	427
Nexstar Broadcasting, Inc. 4.75% 2028[7]	24,900	25,694
Nexstar Escrow Corp. 5.625% 2027[7]	9,860	10,481
Numericable Group SA 7.375% 2026[7]	27,450	28,746
Qwest Capital Funding, Inc. 7.625% 2021	3,900	3,995
Scripps Escrow II, Inc. 3.875% 2029[7]	2,000	2,004
Sinclair Television Group, Inc. 4.125% 2030[7]	5,150	5,140
Sirius XM Radio Inc. 3.875% 2022[7]	12,800	12,947
Sirius XM Radio Inc. 4.625% 2024[7]	25,910	26,822
Sirius XM Radio Inc. 4.125% 2030[7]	7,450	7,686
SoftBank Group Corp. 3.36% 2023[7]	6,834	6,906
Sprint Corp. 7.125% 2024	10,000	11,673
Sprint Corp. 7.625% 2025	36,000	43,065
Sprint Corp. 7.625% 2026	19,270	23,779
Sprint Corp. 6.875% 2028	56,297	72,377
Sprint Corp. 8.75% 2032	15,210	23,248
TEGNA Inc. 4.75% 2026[7]	10,425	11,064
TEGNA Inc. 4.625% 2028[7]	6,849	6,946
Tencent Holdings Ltd. 3.595% 2028	20,000	21,953
Tencent Holdings Ltd. 3.975% 2029	17,277	19,496
Tencent Holdings Ltd. 2.39% 2030	19,723	19,958
T-Mobile US, Inc. 2.05% 2028[7]	11,475	11,771
T-Mobile US, Inc. 2.625% 2029	6,725	6,758
T-Mobile US, Inc. 2.875% 2031	13,725	13,862
T-Mobile US, Inc. 4.50% 2050[7]	19,325	22,809
Trilogy International Partners, LLC 8.875% 2022[7]	56,280	54,578
Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC 7.875% 2025[7]	2,100	2,257
Univision Communications Inc. 6.625% 2027[7]	20,575	21,694
Verizon Communications Inc. 2.875% 2050	15,000	14,474
Virgin Media O2 4.25% 2031[7]	9,175	9,177
Virgin Media Secured Finance PLC 4.50% 2030[7]	13,770	14,273
Vodafone Group PLC 4.25% 2050	7,275	8,650
Warner Music Group 5.50% 2026[7]	12,488	12,876
Warner Music Group 3.875% 2030[7]	12,300	12,566
Ziggo Bond Co. BV 5.125% 2030[7]	14,170	14,796
Ziggo Bond Finance BV 5.50% 2027[7]	34,453	35,978
Ziggo Bond Finance BV 4.875% 2030[7]	1,350	1,417
		1,675,266

Materials 1.08%
Air Products and Chemicals, Inc. 1.85% 2027	1,857	1,952
Alcoa Netherlands Holding BV 5.50% 2027[7]	13,410	14,436
Anglo American Capital PLC 2.625% 2030[7]	16,107	16,555
Arconic Corp. 6.00% 2025[7]	10,820	11,656
Ardagh Group SA 6.50% 2027[7,9]	22,795	23,992
Ardagh Packaging Finance 5.25% 2025[7]	12,006	12,667
Ardagh Packaging Finance 6.00% 2025[7]	1,577	1,625
Ardagh Packaging Finance 5.25% 2027[7]	9,385	9,737

The Income Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Axalta Coating Systems LLC 4.75% 2027[7]	$6,710	$7,047
Braskem SA 4.50% 2030[7]	10,000	10,177
BWAY Parent Co., Inc. 5.50% 2024[7]	12,895	13,070
CANPACK SA and Eastern PA Land Investment Holding LLC 3.125% 2025[7]	6,185	6,293
Carlyle Group LP 8.75% 2023[7,9]	1,281	1,298
Cascades Inc. 5.125% 2026[7]	17,550	18,658
Cascades Inc. 5.375% 2028[7]	5,870	6,211
Cleveland-Cliffs Inc. 4.875% 2024[7]	30,050	30,738
Cleveland-Cliffs Inc. 5.75% 2025	38,706	39,649
Cleveland-Cliffs Inc. 9.875% 2025[7]	8,425	9,917
Cleveland-Cliffs Inc. 6.75% 2026[7]	17,070	18,389
Cleveland-Cliffs Inc. 5.875% 2027	49,860	51,792
Cleveland-Cliffs Inc. 7.00% 2027[7]	1,300	1,300
CRH America, Inc. 5.125% 2045[7]	1,000	1,318
Crown Holdings, Inc. 4.75% 2026	7,100	7,384
CVR Partners, LP 9.25% 2023[7]	10,425	10,609
Dow Chemical Co. 3.625% 2026	1,616	1,824
Dow Chemical Co. 3.60% 2050	19,000	20,498
Element Solutions Inc. 3.875% 2028[7]	8,875	8,952
First Quantum Minerals Ltd. 7.25% 2023[7]	9,725	9,948
First Quantum Minerals Ltd. 6.50% 2024[7]	30,091	30,781
First Quantum Minerals Ltd. 7.50% 2025[7]	80,350	83,165
First Quantum Minerals Ltd. 6.875% 2026[7]	23,575	24,592
First Quantum Minerals Ltd. 6.875% 2027[7]	37,090	40,055
Freeport-McMoRan Inc. 3.875% 2023	3,625	3,794
Freeport-McMoRan Inc. 4.25% 2030	10,350	11,230
Freeport-McMoRan Inc. 5.40% 2034	6,775	8,431
Freeport-McMoRan Inc. 5.45% 2043	1,925	2,410
FXI Holdings, Inc. 7.875% 2024[7]	14,903	15,127
FXI Holdings, Inc. 12.25% 2026[7]	25,997	29,389
GPC Merger Sub Inc. 7.125% 2028[7]	9,745	10,555
Hexion Inc. 7.875% 2027[7]	19,981	21,392
INEOS Group Holdings SA 5.625% 2024[7]	15,135	15,450
International Paper Co. 7.30% 2039	5,615	8,955
Joseph T. Ryerson & Son, Inc. 8.50% 2028[7]	5,085	5,745
LSB Industries, Inc. 9.625% 2023[7]	23,170	23,892
LYB International Finance III, LLC 1.25% 2025	5,557	5,612
LYB International Finance III, LLC 2.25% 2030	9,066	9,180
LYB International Finance III, LLC 3.375% 2040	7,526	7,766
LYB International Finance III, LLC 3.625% 2051	47,941	50,177
LYB International Finance III, LLC 3.80% 2060	8,215	8,577
Mercer International Inc. 5.125% 2029[7]	5,800	5,909
Methanex Corp. 5.125% 2027	60,800	63,612
Mosaic Co. 3.25% 2022	1,500	1,566
Nouryon Holding BV 8.00% 2026[7]	22,345	23,766
Novelis Corp. 4.75% 2030[7]	24,935	26,229
Nutrien Ltd. 1.90% 2023	7,974	8,232
Nutrition & Biosciences, Inc. 1.832% 2027[7]	3,375	3,463
Nutrition & Biosciences, Inc. 3.468% 2050[7]	5,000	5,318
OCI NV 5.25% 2024[7]	23,255	24,073
Owens-Illinois, Inc. 5.875% 2023[7]	21,820	23,388
Praxair, Inc. 1.10% 2030	4,407	4,250
Rayonier A.M. Products Inc. 7.625% 2026[7]	1,920	2,014
S.P.C.M. SA 4.875% 2025[7]	11,750	12,117
Scotts Miracle-Gro Co. 4.50% 2029	18,595	20,002
Sealed Air Corp. 5.25% 2023[7]	5,960	6,317
Sealed Air Corp. 4.00% 2027[7]	19,239	20,490
Sherwin-Williams Co. 3.80% 2049	10,414	12,147
Silgan Holdings Inc. 4.125% 2028	20,020	20,821
Summit Materials, Inc. 6.50% 2027[7]	9,760	10,380
Summit Materials, Inc. 5.25% 2029[7]	4,575	4,821
Trivium Packaging BV 5.50% 2026[7]	9,902	10,458
Trivium Packaging BV 8.50% 2027[7]	4,545	4,945
Tronox Ltd. 6.50% 2026[7]	11,855	12,240
Valvoline Inc. 4.25% 2030[7]	8,170	8,550
Valvoline Inc. 3.625% 2031[7]	13,689	13,757
Venator Materials Corp. 5.75% 2025[7]	45,300	44,819

20	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Venator Materials Corp. 9.50% 2025[7]	$17,805	$19,586
W. R. Grace & Co. 4.875% 2027[7]	14,020	14,720
Warrior Met Coal, Inc. 8.00% 2024[7]	23,499	24,509
Westlake Chemical Corp. 5.00% 2046	1,045	1,308
Westlake Chemical Corp. 4.375% 2047	915	1,063
		1,238,837

Industrials 1.07%
Air Lease Corp. 2.875% 2026	24,541	25,890
Allison Transmission Holdings, Inc. 3.75% 2031[7]	14,825	14,771
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024	3,948	3,874
Ashtead Group PLC 4.375% 2027[7]	3,775	3,987
Associated Materials, LLC 9.00% 2025[7]	20,680	22,076
ATS Automation Tooling Systems Inc. 4.125% 2028[7]	3,975	4,032
Avis Budget Car Rental, LLC 5.75% 2027[7]	8,875	9,041
Avis Budget Group, Inc. 6.375% 2024[7]	9,709	9,849
Avis Budget Group, Inc. 5.25% 2025[7]	10,050	10,069
Avis Budget Group, Inc. 10.50% 2025[7]	11,915	14,087
Avolon Holdings Funding Ltd. 3.625% 2022[7]	3,935	4,025
Avolon Holdings Funding Ltd. 3.95% 2024[7]	22,645	23,793
Avolon Holdings Funding Ltd. 4.25% 2026[7]	8,919	9,638
Avolon Holdings Funding Ltd. 3.25% 2027[7]	17,000	17,501
Boeing Company 4.508% 2023	17,931	19,304
Boeing Company 1.95% 2024	4,075	4,188
Boeing Company 2.80% 2024	1,130	1,189
Boeing Company 4.875% 2025	46,241	52,218
Boeing Company 2.75% 2026	15,671	16,426
Boeing Company 3.10% 2026	1,454	1,543
Boeing Company 2.70% 2027	4,650	4,815
Boeing Company 5.04% 2027	24,986	29,137
Boeing Company 3.25% 2028	8,642	9,186
Boeing Company 5.15% 2030	36,253	43,096
Boeing Company 3.625% 2031	44,743	48,261
Boeing Company 3.60% 2034	9,000	9,395
Boeing Company 3.50% 2039	1,090	1,080
Boeing Company 3.90% 2049	3,149	3,221
Boeing Company 3.75% 2050	5,700	5,750
Boeing Company 5.805% 2050	4,763	6,289
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[7]	5,148	5,401
Bombardier Inc. 8.75% 2021[7]	5,445	5,713
Bombardier Inc. 6.125% 2023[7]	8,268	8,311
Bombardier Inc. 7.50% 2024[7]	3,253	3,139
Bombardier Inc. 7.50% 2025[7]	3,515	3,295
Bombardier Inc. 7.875% 2027[7]	12,915	11,943
Burlington Northern Santa Fe LLC 3.55% 2050	10,000	11,693
BWX Technologies, Inc. 4.125% 2028[7]	5,190	5,440
Canadian National Railway Company 3.20% 2046	1,980	2,220
Carrier Global Corp. 2.722% 2030	2,000	2,121
Carrier Global Corp. 3.577% 2050	4,100	4,380
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022	781	779
Covanta Holding Corp. 5.00% 2030	3,190	3,354
CP Atlas Buyer, Inc. 7.00% 2028[7]	1,475	1,535
CSX Corp. 3.80% 2028	1,550	1,781
CSX Corp. 4.50% 2049	3,785	4,886
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	1,587	1,630
Dun & Bradstreet Corp. 6.875% 2026[7]	13,222	14,172
Dun & Bradstreet Corp. 10.25% 2027[7]	9,316	10,432
Fortress Transportation and Infrastructure Investors LLC 6.50% 2025[7]	4,605	4,775
GE Capital International Funding Co. 4.418% 2035	30,250	35,453
General Electric Capital Corp. 6.15% 2037	2,475	3,350
General Electric Co. 3.45% 2027	5,000	5,606
General Electric Co. 3.625% 2030	2,675	2,973
General Electric Co. 4.25% 2040	1,600	1,829
General Electric Co. 4.125% 2042	869	983
General Electric Co. 4.35% 2050	8,050	9,314
General Electric Co., junior subordinated, (3-month USD-LIBOR + 3.33%) 3.554%[10]	95,170	90,011

The Income Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Harsco Corp. 5.75% 2027[7]	$18,440	$19,143
Honeywell International Inc. 2.30% 2024	4,405	4,695
Honeywell International Inc. 1.35% 2025	9,251	9,531
Howmet Aerospace Inc. 6.875% 2025	11,480	13,389
IAA Spinco Inc. 5.50% 2027[7]	6,875	7,232
Icahn Enterprises Finance Corp. 4.75% 2024	14,360	15,190
JELD-WEN Holding, Inc. 4.625% 2025[7]	8,965	9,177
JELD-WEN Holding, Inc. 4.875% 2027[7]	7,325	7,710
L3Harris Technologies, Inc. 1.80% 2031	8,925	8,961
LABL Escrow Issuer, LLC 6.75% 2026[7]	2,125	2,279
LABL Escrow Issuer, LLC 10.50% 2027[7]	5,105	5,663
LSC Communications, Inc. 8.75% 2023[1,3,7,13]	25,850	1,393
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.25% 2022[1,3,11,12,13]	3,697	199
MasTec, Inc. 4.50% 2028[7]	19,190	20,237
Meritor, Inc. 4.50% 2028[7]	4,550	4,650
Mexico City Airport Trust 5.50% 2046	2,303	2,310
Mexico City Airport Trust 5.50% 2047	4,482	4,505
Mexico City Airport Trust 5.50% 2047[7]	215	216
Moog Inc. 4.25% 2027[7]	10,383	10,785
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[7]	8,575	8,805
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[7]	4,100	4,389
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[7]	8,300	9,236
Norfolk Southern Corp. 3.05% 2050	3,727	3,926
Northrop Grumman Corp. 3.25% 2028	8,995	10,023
Otis Worldwide Corp. 2.293% 2027	2,440	2,606
R.R. Donnelley & Sons Co. 6.50% 2023	11,530	12,033
Rexnord Corp. 4.875% 2025[7]	19,490	19,962
Rolls-Royce PLC 5.75% 2027[7]	12,685	13,589
Sensata Technologies, Inc. 3.75% 2031[7]	7,225	7,424
Signature Aviation PLC 4.00% 2028[7]	4,050	4,135
SkyMiles IP Ltd. 4.75% 2028[7]	30,245	33,534
Spirit AeroSystems, Inc. (3-month USD-LIBOR + 0.80%) 1.017% 2021[12]	2,595	2,565
Stericycle, Inc. 3.875% 2029[7]	3,920	4,033
The Brink’s Co. 4.625% 2027[7]	10,510	10,951
TransDigm Inc. 6.50% 2024	7,585	7,722
TransDigm Inc. 6.25% 2026[7]	38,597	40,873
TransDigm Inc. 5.50% 2027	35,350	36,329
TransDigm Inc. 4.625% 2029[7]	9,870	9,815
Triumph Group, Inc. 5.25% 2022	3,265	3,110
Triumph Group, Inc. 6.25% 2024[7]	4,275	4,230
Triumph Group, Inc. 8.875% 2024[7]	5,375	5,926
Triumph Group, Inc. 7.75% 2025[7]	3,840	3,614
Uber Technologies, Inc. 8.00% 2026[7]	10,665	11,529
Union Pacific Corp. 3.75% 2025	4,720	5,324
Union Pacific Corp. 2.15% 2027	1,854	1,969
Union Pacific Corp. 3.70% 2029	3,245	3,732
Union Pacific Corp. 2.40% 2030	1,931	2,048
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024	3,158	3,229
United Airlines Holdings, Inc. 6.50% 2027[7]	27,525	30,140
United Rentals, Inc. 5.875% 2026	1,080	1,139
United Rentals, Inc. 5.25% 2030	6,840	7,585
United Rentals, Inc. 3.875% 2031	5,150	5,379
United Technologies Corp. 3.95% 2025	5,290	6,025
Vertical Holdco GMBH 7.625% 2028[7]	5,335	5,765
Vertical U.S. Newco Inc. 5.25% 2027[7]	17,850	18,682
Virgin Australia Holdings Ltd. 7.875% 2021[7,13]	1,750	154
Wesco Aircraft Holdings, Inc. 8.50% 2024[7]	5,003	4,794
Wesco Aircraft Holdings, Inc. 9.00% 2026[7]	6,937	6,621
WESCO Distribution, Inc. 7.125% 2025[7]	11,055	12,044
WESCO Distribution, Inc. 7.25% 2028[7]	12,045	13,548
Westinghouse Air Brake Technologies Corp. 4.40% 2024[10]	2,241	2,467
XPO Logistics, Inc. 6.25% 2025[7]	2,895	3,112
		1,235,631

22	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities 1.06%
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 2023[7]	$2,000	$2,114
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[7]	17,000	19,252
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2026[7]	600	695
AEP Transmission Co. LLC 3.75% 2047	3,660	4,328
AEP Transmission Co. LLC 3.65% 2050	800	932
AES Corp. 3.30% 2025[4,7]	17,950	19,538
Ameren Corp. 3.50% 2031	1,175	1,334
American Electric Power Company, Inc. 2.95% 2022	12,065	12,531
American Electric Power Company, Inc. 4.30% 2028	9,683	11,443
American Electric Power Company, Inc. 2.30% 2030	3,305	3,395
American Water Cap Corp. 2.80% 2030	1,200	1,313
AmeriGas Partners, LP 5.50% 2025	6,850	7,552
Calpine Corp. 5.125% 2028[7]	12,315	12,763
CenterPoint Energy, Inc. 2.50% 2022	3,000	3,097
CenterPoint Energy, Inc. 3.70% 2049	5,000	5,545
Colbun SA 3.95% 2027[7]	1,554	1,740
Commonwealth Edison Co. 4.00% 2048	5,225	6,419
Consolidated Edison Company of New York, Inc. 4.50% 2058	8,390	10,834
Consumers Energy Co. 4.05% 2048	6,855	8,683
Dominion Resources, Inc., junior subordinated, 3.071% 2024[10]	2,550	2,773
DPL Inc. 4.125% 2025[7]	16,945	18,110
DTE Energy Company 3.95% 2049	2,060	2,581
Duke Energy Indiana, Inc. 4.90% 2043	14,785	19,682
Duke Energy Indiana, Inc. 3.25% 2049	3,100	3,362
Duke Energy Progress Inc. 4.15% 2044	2,110	2,608
Edison International 3.125% 2022	3,970	4,126
Edison International 3.55% 2024	20,475	22,132
Edison International 4.95% 2025	400	455
Edison International 5.75% 2027	6,745	8,123
Edison International 4.125% 2028	5,866	6,461
EDP Finance BV 3.625% 2024[7]	10,175	11,117
Electricité de France SA 4.75% 2035[7]	8,250	10,270
Electricité de France SA 4.875% 2038[7]	1,750	2,136
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[10]	36,024	42,121
Empresa Nacional de Electricidad SA 4.25% 2024	900	974
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[7,10]	12,000	14,040
Entergy Corp. 2.80% 2030	6,650	7,117
Entergy Louisiana, LLC 4.20% 2048	5,125	6,416
Eversource Energy 3.80% 2023	4,095	4,475
Exelon Corp. 4.05% 2030	2,875	3,366
Exelon Corp. 4.70% 2050	2,500	3,221
Exelon Corp., junior subordinated, 3.497% 2022[10]	9,350	9,705
FirstEnergy Corp. 3.35% 2022[10]	19,475	19,850
FirstEnergy Corp. 1.60% 2026	711	693
FirstEnergy Corp. 4.40% 2027[10]	39,767	43,493
FirstEnergy Corp. 3.50% 2028[7]	2,500	2,652
FirstEnergy Corp. 2.25% 2030	2,714	2,587
FirstEnergy Corp. 2.65% 2030	7,282	7,221
FirstEnergy Corp. 7.375% 2031	7,920	11,117
FirstEnergy Corp. 3.40% 2050	24,775	23,427
FirstEnergy Corp., Series B, 4.25% 2023 (4.75% on 3/15/2021)[10]	38,790	40,808
Georgia Power Co. 2.65% 2029	450	485
Georgia Power Co. 3.70% 2050	4,285	4,881
Gulf Power Co. 3.30% 2027	1,831	2,062
Interstate Power and Light Co. 3.25% 2024	7,628	8,323
Israel Electric Corp. Ltd. 8.10% 2096[7]	4,905	7,186
Mississippi Power Co. 3.95% 2028	6,437	7,427
Mississippi Power Co. 4.25% 2042	7,500	8,878
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	6,000	6,417
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	12,000	13,385
NGL Energy Partners LP 7.50% 2026	11,065	8,579
Northern States Power Co. 4.125% 2044	11,000	13,925
NRG Energy, Inc. 7.25% 2026	2,000	2,100
Pacific Gas and Electric Co. 1.75% 2022	30,000	30,101
Pacific Gas and Electric Co. 3.85% 2023	8,710	9,302
Pacific Gas and Electric Co. 4.25% 2023	25,692	27,602

The Income Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Pacific Gas and Electric Co. 3.40% 2024	$2,910	$3,123
Pacific Gas and Electric Co. 3.75% 2024	175	188
Pacific Gas and Electric Co. 3.45% 2025	1,250	1,352
Pacific Gas and Electric Co. 3.50% 2025	90	97
Pacific Gas and Electric Co. 2.95% 2026	19,276	20,416
Pacific Gas and Electric Co. 3.15% 2026	26,575	28,429
Pacific Gas and Electric Co. 2.10% 2027	1,206	1,225
Pacific Gas and Electric Co. 3.30% 2027	16,025	17,324
Pacific Gas and Electric Co. 3.30% 2027	10,863	11,646
Pacific Gas and Electric Co. 3.75% 2028	14,275	15,685
Pacific Gas and Electric Co. 4.65% 2028	9,981	11,440
Pacific Gas and Electric Co. 4.55% 2030	15,050	17,196
Pacific Gas and Electric Co. 2.50% 2031	36,050	35,841
Pacific Gas and Electric Co. 3.30% 2040	4,050	3,997
Pacific Gas and Electric Co. 3.75% 2042	12,525	12,444
Pacific Gas and Electric Co. 3.95% 2047	5,206	5,253
Pacific Gas and Electric Co. 3.50% 2050	5,905	5,675
PacifiCorp. 3.30% 2051	1,150	1,271
PacifiCorp., First Mortgage Bonds, 4.125% 2049	11,000	13,580
PG&E Corp. 5.00% 2028	24,340	26,146
PG&E Corp. 5.25% 2030	3,320	3,656
Progress Energy, Inc. 7.00% 2031	4,000	5,687
Progress Energy, Inc. 7.75% 2031	2,500	3,697
Public Service Electric and Gas Co. 3.20% 2029	1,000	1,128
Public Service Electric and Gas Co. 3.15% 2050	3,300	3,648
Public Service Enterprise Group Inc. 2.65% 2022	2,075	2,154
Puget Energy, Inc. 6.00% 2021	3,945	4,069
Puget Energy, Inc. 5.625% 2022	9,592	10,169
Puget Energy, Inc. 3.65% 2025	1,911	2,110
Puget Sound Energy, Inc. 3.25% 2049	6,750	7,273
San Diego Gas & Electric Co. 3.32% 2050	450	495
Southern California Edison Co. 1.845% 2022	1,918	1,922
Southern California Edison Co. 3.50% 2023	21,000	22,552
Southern California Edison Co. 3.70% 2025	1,266	1,408
Southern California Edison Co. 2.85% 2029	8,900	9,573
Southern California Edison Co. 4.20% 2029	14,250	16,688
Southern California Edison Co. 5.35% 2035	17,725	23,334
Southern California Edison Co. 5.75% 2035	4,400	6,009
Southern California Edison Co. 5.625% 2036	16,750	21,777
Southern California Edison Co. 5.55% 2037	3,475	4,418
Southern California Edison Co. 5.95% 2038	8,500	11,327
Southern California Edison Co. 6.05% 2039	60	82
Southern California Edison Co. 4.50% 2040	19,625	23,088
Southern California Edison Co. 5.50% 2040	839	1,097
Southern California Edison Co. 4.00% 2047	7,720	8,645
Southern California Edison Co. 4.125% 2048	16,476	18,878
Southern California Edison Co. 4.875% 2049	11,013	13,952
Southern California Edison Co. 3.65% 2050	15,388	16,600
Southern California Edison Co., Series C, 3.60% 2045	11,875	12,639
Southern California Gas Company 2.55% 2030	2,725	2,911
Southern Co. 3.70% 2030	9,850	11,217
Southern Co. 4.25% 2036	3,825	4,618
Southern Co. 4.40% 2046	3,292	3,980
Talen Energy Corp. 6.50% 2025	180	144
Talen Energy Corp. 10.50% 2026[7]	11,520	10,627
Talen Energy Corp. 7.25% 2027[7]	30,570	32,379
Talen Energy Supply, LLC 7.625% 2028[7]	12,365	13,346
Virginia Electric and Power Co. 3.45% 2024	560	604
Virginia Electric and Power Co. 3.10% 2025	2,625	2,856
Wisconsin Power and Light Co. 3.65% 2050	1,025	1,206
Xcel Energy Inc. 2.60% 2029	3,500	3,749
		1,219,420

24	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples 0.65%
7-Eleven, Inc. 0.80% 2024[7]	$19,265	$19,295
7-Eleven, Inc. 0.95% 2026[7]	8,450	8,459
7-Eleven, Inc. 1.30% 2028[7]	12,070	12,030
7-Eleven, Inc. 1.80% 2031[7]	13,000	12,908
7-Eleven, Inc. 2.80% 2051[7]	7,340	7,274
Albertsons Companies, Inc. 3.50% 2029[7]	2,900	2,867
Altria Group, Inc. 9.95% 2038	23,500	38,778
Altria Group, Inc. 5.80% 2039	21,295	27,575
Altria Group, Inc. 4.50% 2043	4,000	4,524
Altria Group, Inc. 5.95% 2049	17,533	23,802
Anheuser-Busch InBev NV 4.15% 2025	6,000	6,787
Anheuser-Busch InBev NV 4.00% 2028	8,025	9,306
Anheuser-Busch InBev NV 5.45% 2039	6,000	7,889
Anheuser-Busch InBev NV 4.95% 2042	9,095	11,551
Anheuser-Busch InBev NV 4.60% 2048	2,005	2,439
Anheuser-Busch InBev NV 5.55% 2049	10,378	14,169
Anheuser-Busch InBev NV 4.50% 2050	10,000	12,111
B&G Foods, Inc. 5.25% 2025	20,860	21,444
B&G Foods, Inc. 5.25% 2027	17,875	18,830
British American Tobacco International Finance PLC 3.95% 2025[7]	10,914	12,194
British American Tobacco International Finance PLC 1.668% 2026	8,990	9,136
British American Tobacco PLC 3.222% 2024	8,000	8,638
British American Tobacco PLC 3.215% 2026	8,308	9,074
British American Tobacco PLC 3.557% 2027	1,479	1,645
British American Tobacco PLC 2.259% 2028	9,610	9,832
British American Tobacco PLC 4.39% 2037	14,255	15,761
British American Tobacco PLC 4.54% 2047	35,820	39,140
British American Tobacco PLC 4.758% 2049	33,784	37,520
British American Tobacco PLC 5.282% 2050	5,000	6,020
Central Garden & Pet Co. 4.125% 2030	9,116	9,547
Conagra Brands, Inc. 4.30% 2024	3,760	4,188
Constellation Brands, Inc. 2.65% 2022	5,230	5,423
Constellation Brands, Inc. 3.20% 2023	2,060	2,170
Darling Ingredients Inc. 5.25% 2027[7]	11,580	12,268
Edgewell Personal Care Co. 5.50% 2028[7]	4,040	4,327
Energizer Holdings, Inc. 4.375% 2029[7]	7,820	8,008
Imperial Tobacco Finance PLC 3.50% 2023[7]	10,000	10,478
JBS Investments GmbH II 7.00% 2026	13,200	14,134
JBS Investments GmbH II 7.00% 2026[7]	1,800	1,927
Keurig Dr Pepper Inc. 4.985% 2038	8,185	10,767
Kraft Heinz Company 3.95% 2025	8,750	9,568
Kraft Heinz Company 3.875% 2027	10,775	11,809
Kraft Heinz Company 4.25% 2031	6,180	6,966
Kraft Heinz Company 4.625% 2039	4,310	4,700
Kraft Heinz Company 5.20% 2045	9,830	11,449
Kraft Heinz Company 4.375% 2046	8,545	9,113
Kraft Heinz Company 4.875% 2049	16,600	18,813
Kraft Heinz Company 5.50% 2050	5,340	6,587
Kronos Acquisition Holdings Inc. 5.00% 2026[7]	1,795	1,833
Kronos Acquisition Holdings Inc. 7.00% 2027[7]	3,160	3,235
Molson Coors Brewing Co. 4.20% 2046	13,970	15,659
Nestle Skin Health SA, Term Loan B1, (3-month USD-LIBOR + 4.00%) 5.00% 2026[11,12]	29,699	29,824
Philip Morris International Inc. 2.375% 2022	5,035	5,189
Philip Morris International Inc. 2.625% 2022	8,405	8,587
Philip Morris International Inc. 0.875% 2026	10,101	10,066
Philip Morris International Inc. 1.75% 2030	9,986	9,885
Post Holdings, Inc. 5.00% 2026[7]	9,608	9,928
Post Holdings, Inc. 5.625% 2028[7]	9,680	10,285
Post Holdings, Inc. 5.50% 2029[7]	9,040	9,831
Post Holdings, Inc. 4.625% 2030[7]	22,245	23,084
Prestige Brands International Inc. 5.125% 2028[7]	8,162	8,695
Reynolds American Inc. 5.70% 2035	3,130	3,924
Reynolds American Inc. 5.85% 2045	18,028	22,825
TreeHouse Foods, Inc. 4.00% 2028	1,400	1,417
		747,507

The Income Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology 0.53%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[11,12]	$32,150	$32,291
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2025[11,12]	1,585	1,602
Austin BidCo Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.50% 2027[11,12]	775	779
Avaya Inc. 6.125% 2028[7]	7,100	7,560
Banff Merger Sub Inc. 9.75% 2026[7]	15,790	16,730
Black Knight Inc., 3.625% 2028[7]	3,590	3,637
BMC Software, Inc. 9.125% 2026[7]	5,230	5,590
Broadcom Inc. 3.625% 2024	20,000	21,917
Broadcom Inc. 3.15% 2025	12,000	13,025
Broadcom Inc. 4.25% 2026	79,271	89,985
Broadcom Inc. 2.45% 2031[7]	19,358	19,308
Broadcom Inc. 2.60% 2033[7]	8,573	8,514
Broadcom Inc. 3.50% 2041[7]	13,408	13,534
Broadcom Inc. 3.75% 2051[7]	11,431	11,717
Broadcom Ltd. 3.875% 2027	43,345	48,443
Broadcom Ltd. 3.50% 2028	3,701	4,043
CommScope Finance LLC 6.00% 2026[7]	26,850	28,463
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.938% 2023[11,12]	5,599	5,528
Diebold Nixdorf, Inc. 9.375% 2025[7]	27,550	30,529
Diebold, Inc. 8.50% 2024	6,150	6,281
Fiserv, Inc. 3.20% 2026	6,331	7,027
Fiserv, Inc. 2.65% 2030	11,509	12,237
Gartner, Inc. 4.50% 2028[7]	14,275	15,074
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.871% 2024[11,12]	10,208	10,252
Microsoft Corp. 2.65% 2022	6,000	6,240
Microsoft Corp. 2.875% 2024	6,865	7,363
Microsoft Corp. 4.20% 2035	6,000	7,687
Microsoft Corp. 2.525% 2050	16,092	16,298
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[11,12]	11,657	11,647
PayPal Holdings, Inc. 2.65% 2026	5,910	6,445
PayPal Holdings, Inc. 2.30% 2030	3,300	3,471
Rocket Software, Inc. 6.50% 2029[7]	8,750	8,772
Sabre GLBL Inc. 7.375% 2025[7]	12,925	13,946
Sabre Holdings Corp. 9.25% 2025[7]	4,900	5,820
Simon Property Group, LP 3.50% 2025	3,750	4,141
Simon Property Group, LP 1.75% 2028	8,189	8,234
Simon Property Group, LP 2.65% 2030	4,100	4,257
Solera Holdings, Inc. 10.50% 2024[7]	8,085	8,311
UKG Inc., Term Loan-B, (3-month USD-LIBOR + 3.25%) 4.00% 2026[11,12]	2,768	2,783
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[11,12]	5,300	5,512
Unisys Corp. 6.875% 2027[7]	6,000	6,660
Veritas Holdings Ltd. 7.50% 2023[7]	3,995	3,995
Veritas Holdings Ltd. 7.50% 2025[7]	26,285	27,041
ViaSat, Inc. 5.625% 2027[7]	2,450	2,580
Visa Inc. 3.15% 2025	8,000	8,911
Xerox Corp. 4.125% 2023	3,589	3,775
Xerox Corp. 5.50% 2028[7]	22,100	22,990
		610,945

Real estate 0.44%
Alexandria Real Estate Equities, Inc. 3.95% 2028	975	1,127
Alexandria Real Estate Equities, Inc. 2.75% 2029	4,851	5,220
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,375	2,694
Alexandria Real Estate Equities, Inc. 1.875% 2033	7,073	6,914
American Campus Communities, Inc. 4.125% 2024	24,700	27,185
American Campus Communities, Inc. 3.625% 2027	7,600	8,555
American Tower Corp. 3.55% 2027	2,525	2,834
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,713
Brookfield Property REIT Inc. 5.75% 2026[7]	46,995	48,863
Communications Sales & Leasing, Inc. 6.00% 2023[7]	10,625	10,871
Corporate Office Properties LP 5.25% 2024	9,150	10,206
Equinix, Inc. 2.90% 2026	1,144	1,245
Equinix, Inc. 1.80% 2027	3,699	3,798
Equinix, Inc. 1.55% 2028	3,175	3,196
Equinix, Inc. 3.20% 2029	1,552	1,681
Equinix, Inc. 3.00% 2050	1,824	1,744

26	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Essex Portfolio LP 3.875% 2024	$5,900	$6,467
Essex Portfolio LP 3.50% 2025	1,920	2,114
Gaming and Leisure Properties, Inc. 3.35% 2024	2,526	2,701
Hospitality Properties Trust 7.50% 2025	5,224	5,884
Hospitality Properties Trust 3.95% 2028	1,990	1,815
Howard Hughes Corp. 5.375% 2025[7]	45,001	46,509
Howard Hughes Corp. 5.375% 2028[7]	53,705	56,759
Howard Hughes Corp. 4.125% 2029[7]	21,250	21,183
Howard Hughes Corp. 4.375% 2031[7]	18,975	18,971
Iron Mountain Inc. 4.875% 2027[7]	10,665	11,176
Iron Mountain Inc. 5.00% 2028[7]	15,096	15,884
Iron Mountain Inc. 5.25% 2028[7]	17,489	18,407
Iron Mountain Inc. 4.875% 2029[7]	12,552	13,046
Iron Mountain Inc. 5.25% 2030[7]	26,220	27,826
Iron Mountain Inc. 4.50% 2031[7]	14,482	14,827
Kennedy-Wilson Holdings, Inc. 4.75% 2029	10,850	10,891
Kennedy-Wilson Holdings, Inc. 5.00% 2031	10,800	10,840
Ladder Capital Corp. 5.25% 2025[7]	1,930	1,929
Medical Properties Trust, Inc. 5.00% 2027	23,785	25,254
Medical Properties Trust, Inc. 3.50% 2031	9,638	9,746
Public Storage 0.875% 2026	2,014	2,013
QTS Realty Trust, Inc. 3.875% 2028[7]	8,850	9,040
Realogy Corp 5.75% 2029[7]	3,945	4,034
Scentre Group 3.25% 2025[7]	10,365	11,131
Scentre Group 3.50% 2025[7]	5,455	5,887
Scentre Group 3.75% 2027[7]	3,000	3,274
Select Income REIT 4.15% 2022	1,035	1,056
Service Properties Trust 5.50% 2027	2,845	3,042
Westfield Corp. Ltd. 3.15% 2022[7]	6,020	6,153
		505,705

Total corporate bonds, notes & loans		16,215,524

Mortgage-backed obligations 8.00%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[7,12,14]	7,172	7,314
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[7,14]	1,132	1,148
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[14]	240	279
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[14]	1,810	2,127
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[14]	2,403	2,703
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[14]	310	348
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[14]	480	550
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[12,14]	5,772	6,826
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[14]	3,772	4,015
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.73% 2029[7,12,14]	10,160	10,188
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[14]	5,996	7,170
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[14]	3,146	3,324
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[12,14]	1,844	2,241
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[7,14]	3,265	3,366
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[7,12,14]	2,648	2,751
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[7,12,14]	1,389	1,411
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[7,12,14]	2,069	2,110
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[7,12,14]	4,293	4,316
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[7,12,14]	1,045	1,052
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[7,12,14]	535	530
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[7,12,14]	1,670	1,672
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[7,12,14]	2,120	2,229
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[14]	500	553
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[14]	1,440	1,619
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[7,12,14]	3,367	3,389
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[7,14]	925	924
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[7,12,14]	668	722
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[14]	800	878
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 2035[14]	2,076	1,618
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 2.986% 2047[12,14]	1,496	1,312
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[7,14]	10,960	11,383
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[14]	430	453

The Income Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.563% 2048[12,14]	$437	$480
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[12,14]	650	688
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[14]	400	440
Fannie Mae Pool #885290 6.00% 2021[14]	3	3
Fannie Mae Pool #932119 4.50% 2024[14]	361	380
Fannie Mae Pool #995265 5.50% 2024[14]	20	20
Fannie Mae Pool #AD8191 4.00% 2025[14]	165	176
Fannie Mae Pool #AD6392 4.50% 2025[14]	325	345
Fannie Mae Pool #AD3149 4.50% 2025[14]	181	192
Fannie Mae Pool #AD5692 4.50% 2025[14]	168	178
Fannie Mae Pool #AD6119 4.50% 2025[14]	132	139
Fannie Mae Pool #AJ6967 3.00% 2026[14]	4,007	4,240
Fannie Mae Pool #AJ5522 3.00% 2026[14]	1,321	1,398
Fannie Mae Pool #AJ9387 3.00% 2026[14]	3	3
Fannie Mae Pool #AI6180 4.00% 2026[14]	49	52
Fannie Mae Pool #AL5603 3.00% 2027[14]	313	331
Fannie Mae Pool #MA1035 3.00% 2027[14]	73	78
Fannie Mae Pool #AK5169 3.00% 2027[14]	45	47
Fannie Mae Pool #AL2940 3.50% 2027[14]	301	324
Fannie Mae Pool #BM4533 4.00% 2027[14]	1,349	1,435
Fannie Mae Pool #AL4693 3.00% 2028[14]	13	14
Fannie Mae Pool #AU6794 3.00% 2028[14]	6	6
Fannie Mae Pool #MA3345 3.50% 2028[14]	113	121
Fannie Mae Pool #AL8241 3.00% 2029[14]	318	336
Fannie Mae Pool #AL8347 4.00% 2029[14]	421	448
Fannie Mae Pool #BM4299 3.00% 2030[14]	1,916	2,025
Fannie Mae Pool #BM1231 3.50% 2031[14]	292	314
Fannie Mae Pool #890805 4.00% 2031[14]	504	536
Fannie Mae Pool #BJ5674 3.00% 2033[14]	335	355
Fannie Mae Pool #MA3541 4.00% 2033[14]	332	353
Fannie Mae Pool #BJ6249 4.00% 2033[14]	225	244
Fannie Mae Pool #BM5494 4.00% 2033[14]	186	198
Fannie Mae Pool #254767 5.50% 2033[14]	159	185
Fannie Mae Pool #CA4891 3.00% 2034[14]	8,954	9,463
Fannie Mae Pool #MA3611 4.00% 2034[14]	158	168
Fannie Mae Pool #BN1085 4.00% 2034[14]	16	17
Fannie Mae Pool #MA4205 1.50% 2035[14]	854,049	876,283
Fannie Mae Pool #MA4178 1.50% 2035[14]	811,272	832,405
Fannie Mae Pool #MA4206 2.00% 2035[14]	86,600	90,567
Fannie Mae Pool #735228 5.50% 2035[14]	144	168
Fannie Mae Pool #MA4228 1.50% 2036[14]	36,513	37,466
Fannie Mae Pool #MA4229 2.00% 2036[14]	217,528	227,492
Fannie Mae Pool #AS8554 3.00% 2036[14]	21,698	22,945
Fannie Mae Pool #BE4703 3.00% 2036[14]	805	867
Fannie Mae Pool #888795 5.50% 2036[14]	932	1,090
Fannie Mae Pool #256308 6.00% 2036[14]	251	302
Fannie Mae Pool #878099 6.00% 2036[14]	181	217
Fannie Mae Pool #880426 6.00% 2036[14]	62	70
Fannie Mae Pool #888637 6.00% 2037[14]	1,557	1,875
Fannie Mae Pool #936999 6.00% 2037[14]	479	561
Fannie Mae Pool #950991 6.00% 2037[14]	466	550
Fannie Mae Pool #941315 6.50% 2037[14]	120	140
Fannie Mae Pool #945832 6.50% 2037[14]	94	113
Fannie Mae Pool #995674 6.00% 2038[14]	913	1,098
Fannie Mae Pool #929964 6.00% 2038[14]	501	598
Fannie Mae Pool #AE0967 3.50% 2039[14]	134	146
Fannie Mae Pool #932274 4.50% 2039[14]	8,258	9,295
Fannie Mae Pool #AC0479 6.00% 2039[14]	309	363
Fannie Mae Pool #AE0443 6.50% 2039[14]	174	205
Fannie Mae Pool #AE4483 4.00% 2040[14]	2,193	2,427
Fannie Mae Pool #AE8073 4.00% 2040[14]	186	207
Fannie Mae Pool #AE9377 4.50% 2040[14]	7	8
Fannie Mae Pool #AD4927 5.00% 2040[14]	2,348	2,675
Fannie Mae Pool #AE0828 3.50% 2041[14]	63	69
Fannie Mae Pool #AB4050 4.00% 2041[14]	288	322
Fannie Mae Pool #AJ4189 4.00% 2041[14]	179	200
Fannie Mae Pool #AJ4154 4.00% 2041[14]	178	199

28	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Fannie Mae Pool #AJ0257 4.00% 2041[14]	$76		$85
Fannie Mae Pool #AB2470 4.50% 2041[14]	40		45
Fannie Mae Pool #AI8482 5.00% 2041[14]	152		176
Fannie Mae Pool #AI4836 5.00% 2041[14]	108		123
Fannie Mae Pool #AI5571 5.00% 2041[14]	104		119
Fannie Mae Pool #AI3422 5.00% 2041[14]	100		117
Fannie Mae Pool #AB5377 3.50% 2042[14]	19,452		21,488
Fannie Mae Pool #AO9140 3.50% 2042[14]	7,110		7,751
Fannie Mae Pool #AL2745 4.00% 2042[14]	1,422		1,587
Fannie Mae Pool #890407 4.00% 2042[14]	473		527
Fannie Mae Pool #AU3742 3.50% 2043[14]	13,436		14,691
Fannie Mae Pool #AU8813 4.00% 2043[14]	2,089		2,370
Fannie Mae Pool #AU9348 4.00% 2043[14]	1,514		1,718
Fannie Mae Pool #AU9350 4.00% 2043[14]	1,228		1,370
Fannie Mae Pool #AL8354 3.50% 2045[14]	7,875		8,650
Fannie Mae Pool #BC4764 3.00% 2046[14]	37,713		40,047
Fannie Mae Pool #FM5245 3.50% 2046[14]	90,760		98,230
Fannie Mae Pool #BC0157 3.50% 2046[14]	34,330		38,036
Fannie Mae Pool #AL8522 3.50% 2046[14]	15,849		17,412
Fannie Mae Pool #BF0302 3.00% 2047[14]	16,601		17,660
Fannie Mae Pool #CA0854 3.50% 2047[14]	10,562		11,537
Fannie Mae Pool #MA3210 3.50% 2047[14]	7,967		8,512
Fannie Mae Pool #BH4084 3.50% 2047[14]	4,660		4,985
Fannie Mae Pool #CA0770 3.50% 2047[14]	691		740
Fannie Mae Pool #MA3121 4.00% 2047[14]	6,402		6,898
Fannie Mae Pool #BM4413 4.50% 2047[14]	8,291		9,056
Fannie Mae Pool #947661 6.50% 2047[14]	224		243
Fannie Mae Pool #953823 7.00% 2047[14]	267		311
Fannie Mae Pool #947554 7.00% 2047[14]	139		162
Fannie Mae Pool #920015 7.00% 2047[14]	81		95
Fannie Mae Pool #257036 7.00% 2047[14]	16		18
Fannie Mae Pool #BF0293 3.00% 2048[14]	16,478		17,654
Fannie Mae Pool #BF0318 3.50% 2048[14]	15,887		17,275
Fannie Mae Pool #BJ3775 3.50% 2048[14]	10,721		11,440
Fannie Mae Pool #MA3305 3.50% 2048[14]	9,857		10,523
Fannie Mae Pool #FM1755 3.50% 2048[14]	3,244		3,450
Fannie Mae Pool #FM1784 4.00% 2048[14]	16,871		18,339
Fannie Mae Pool #CA1542 4.00% 2048[14]	11,100		12,134
Fannie Mae Pool #BK0920 4.00% 2048[14]	3,010		3,229
Fannie Mae Pool #BJ9252 4.00% 2048[14]	886		950
Fannie Mae Pool #BK0915 4.00% 2048[14]	262		281
Fannie Mae Pool #CA2493 4.50% 2048[14]	18		20
Fannie Mae Pool #CA4534 3.00% 2049[14]	40,395		43,301
Fannie Mae Pool #CA4756 3.00% 2049[14]	35,849		38,415
Fannie Mae Pool #CA3807 3.00% 2049[14]	2,853		3,095
Fannie Mae Pool #CA3806 3.00% 2049[14]	1,582		1,721
Fannie Mae Pool #CA4156 3.50% 2049[14]	159,615		172,225
Fannie Mae Pool #CA4804 3.50% 2049[14]	67,031		73,200
Fannie Mae Pool #CA4112 3.50% 2049[14]	64,110		70,851
Fannie Mae Pool #CA3814 3.50% 2049[14]	57,008		62,950
Fannie Mae Pool #CA4802 3.50% 2049[14]	49,798		55,032
Fannie Mae Pool #FM2318 3.50% 2049[14]	38,056		41,413
Fannie Mae Pool #FM2092 3.50% 2049[14]	24,296		26,490
Fannie Mae Pool #FM1954 3.50% 2049[14]	10,687		11,605
Fannie Mae Pool #FM1589 3.50% 2049[14]	6,468		7,000
Fannie Mae Pool #CA3976 4.00% 2049[14]	124,897		136,025
Fannie Mae Pool #CA3184 4.00% 2049[14]	21,992		24,036
Fannie Mae Pool #CA4432 4.00% 2049[14]	12,517		13,718
Fannie Mae Pool #FM1668 4.00% 2049[14]	9,070		9,955
Fannie Mae Pool #CA8285 3.00% 2050[14]	3,833		4,224
Fannie Mae Pool #MA4256 2.50% 2051[14]	4,876		5,137
Fannie Mae Pool #BF0167 3.00% 2057[14]	1,206		1,316
Fannie Mae Pool #BF0264 3.50% 2058[14]	20,171		22,436
Fannie Mae Pool #BF0332 3.00% 2059[14]	107,687		117,541
Fannie Mae, Series 2001-4, Class NA, 9.01% 2025[12,14]	—	[8]	—	[8]
Fannie Mae, Series 2001-4, Class GA, 9.056% 2025[12,14]	1		1
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[14]	1,560		1,819

The Income Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[14]	$716	$848
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[14]	159	189
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[14]	146	168
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[14]	115	141
Fannie Mae, Series 2002-W1, Class 2A, 5.501% 2042[12,14]	317	355
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[12,14]	2,312	2,371
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[14]	4,620	4,698
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[14]	2,128	2,157
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[12,14]	5,836	6,187
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[12,14]	6,481	6,931
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[12,14]	7,548	8,159
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.495% 2024[12,14]	6,288	6,783
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.477% 2026[12,14]	16,665	18,089
Finance of America HECM Buyout, Series 2019-HB1, Class M1, 2.105% 2030[7,12,14]	3,100	3,115
Finance of America HECM Buyout, Series 2020-HB1, Class M2, 2.389% 2030[7,12,14]	1,000	980
Finance of America HECM Buyout, Series 2020-HB1, Class M3, 2.723% 2030[7,12,14]	507	487
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[7,14]	10,537	11,511
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[7,14]	10,432	11,480
Freddie Mac Pool #ZS8443 3.00% 2026[14]	55	58
Freddie Mac Pool #ZK3536 3.50% 2026[14]	14	15
Freddie Mac Pool #ZK7580 3.00% 2027[14]	999	1,069
Freddie Mac Pool #ZS7297 3.00% 2027[14]	8	8
Freddie Mac Pool #ZS7102 3.00% 2028[14]	5,232	5,538
Freddie Mac Pool #ZK7590 3.00% 2029[14]	7,469	7,969
Freddie Mac Pool #ZK7593 3.00% 2029[14]	3,419	3,653
Freddie Mac Pool #J38004 3.00% 2032[14]	1,134	1,227
Freddie Mac Pool #J38387 3.00% 2033[14]	50	53
Freddie Mac Pool #SB8078 1.50% 2035[14]	921,427	945,417
Freddie Mac Pool #SB8073 1.50% 2035[14]	542,325	556,434
Freddie Mac Pool #G04805 4.50% 2035[14]	4,351	4,833
Freddie Mac Pool #K93766 3.00% 2036[14]	613	660
Freddie Mac Pool #K93772 3.00% 2036[14]	458	497
Freddie Mac Pool #G04553 6.50% 2038[14]	447	512
Freddie Mac Pool #G08353 4.50% 2039[14]	361	404
Freddie Mac Pool #A87892 5.00% 2039[14]	848	986
Freddie Mac Pool #A87873 5.00% 2039[14]	383	445
Freddie Mac Pool #G05937 4.50% 2040[14]	8,717	9,778
Freddie Mac Pool #RB5105 2.00% 2041[14]	28,916	30,036
Freddie Mac Pool #A97342 4.00% 2041[14]	364	392
Freddie Mac Pool #Q02676 4.50% 2041[14]	871	981
Freddie Mac Pool #Q02849 4.50% 2041[14]	580	644
Freddie Mac Pool #Q01746 4.50% 2041[14]	413	456
Freddie Mac Pool #A96488 5.00% 2041[14]	49	57
Freddie Mac Pool #G07221 4.50% 2042[14]	1,346	1,514
Freddie Mac Pool #G07189 4.50% 2042[14]	801	897
Freddie Mac Pool #Q23190 4.00% 2043[14]	2,587	2,887
Freddie Mac Pool #Q23185 4.00% 2043[14]	1,619	1,838
Freddie Mac Pool #Z40130 3.00% 2046[14]	7,685	8,404
Freddie Mac Pool #G60559 4.00% 2046[14]	11,767	12,915
Freddie Mac Pool #V82662 4.00% 2046[14]	9,263	10,168
Freddie Mac Pool #Q44400 4.00% 2046[14]	7,425	8,150
Freddie Mac Pool #Q41909 4.50% 2046[14]	4,707	5,178
Freddie Mac Pool #Q41090 4.50% 2046[14]	1,490	1,638
Freddie Mac Pool #G61733 3.00% 2047[14]	9,874	10,715
Freddie Mac Pool #Q50029 3.50% 2047[14]	16,337	17,454
Freddie Mac Pool #Q52216 3.50% 2047[14]	12,223	13,049
Freddie Mac Pool #Q52157 3.50% 2047[14]	875	935
Freddie Mac Pool #G61628 3.50% 2048[14]	1,251	1,355
Freddie Mac Pool #SI2002 4.00% 2048[14]	4,081	4,385
Freddie Mac Pool #SD0045 4.50% 2048[14]	32,777	36,401
Freddie Mac Pool #Q63663 3.00% 2049[14]	9,319	10,137
Freddie Mac Pool #QA5125 3.50% 2049[14]	33,277	36,774
Freddie Mac Pool #SD7508 3.50% 2049[14]	25,924	28,244
Freddie Mac Pool #SD7503 3.50% 2049[14]	7,214	7,818
Freddie Mac Pool #RA1744 4.00% 2049[14]	61,376	67,178
Freddie Mac Pool #ZN3568 4.50% 2049[14]	27	29
Freddie Mac Pool #SD7528 2.00% 2050[14]	27,881	29,074

30	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Freddie Mac Pool #RA2596 2.50% 2050[14]	$20,672	$21,951
Freddie Mac Pool #RA1914 3.00% 2050[14]	51,162	55,211
Freddie Mac Pool #RA2020 3.00% 2050[14]	11,628	12,554
Freddie Mac, Series 3257, Class PA, 5.50% 2036[14]	1,581	1,849
Freddie Mac, Series 3286, Class JN, 5.50% 2037[14]	1,241	1,407
Freddie Mac, Series 3318, Class JT, 5.50% 2037[14]	724	833
Freddie Mac, Series K036, Class A1, Multi Family, 2.777% 2023[14]	4,239	4,368
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[12,14]	5,913	6,667
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[14]	11,055	12,315
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[14]	6,340	7,203
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[14]	7,695	8,795
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[14]	4,164	4,976
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[14]	11,364	12,165
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[12,14]	11,366	11,927
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[12,14]	10,655	11,184
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[14]	1,408	1,509
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[12,14]	10,774	11,409
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[12,14]	2,634	2,861
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[14]	2,139	2,320
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[14]	5,237	5,759
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[14]	13,537	14,728
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[14]	7,736	8,237
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[14]	3,770	3,985
Government National Mortgage Assn. 4.00% 2048[14]	11,721	12,644
Government National Mortgage Assn. 4.00% 2048[14]	10,360	11,345
Government National Mortgage Assn. 4.00% 2048[14]	3,100	3,413
Government National Mortgage Assn. 2.00% 2051[14,15]	446,089	461,685
Government National Mortgage Assn. 2.00% 2051[14,15]	146,386	151,784
Government National Mortgage Assn. 2.50% 2051[14,15]	187,143	196,230
Government National Mortgage Assn. Pool #783687 4.50% 2041[14]	512	562
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[14]	17,389	18,652
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[14]	2,816	3,032
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[14]	17,990	19,499
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[14]	7,559	8,229
Government National Mortgage Assn. Pool #MA7052 2.50% 2050[14]	10,572	11,138
GS Mortgage Securities Corp. II, Series 2017-GS7, Class A4, 3.43% 2050[14]	940	1,063
GS Mortgage Securities Corp. II, Series 2020-GC47, Class A5, 2.377% 2053[14]	11,815	12,553
GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.376% 2044[7,12,14]	1,134	1,135
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[14]	240	283
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.421% 2036[12,14]	2,375	2,398
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[14]	7,735	8,512
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[14]	560	636
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[14]	1,510	1,724
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[7,14]	1,850	1,926
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[12,14]	4,810	5,475
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[7,12,14]	2,903	3,026
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[7,12,14]	852	886
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[7,12,14]	812	845
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[7,14]	758	758
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[7,12,14]	3,563	3,604
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[7,12,14]	1,863	1,870
Manhattan West, Series 2020-OMW, Class A, 2.13% 2039[7,14]	15,628	16,359
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.88% 2052[7,12,14]	3,501	3,511
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[14]	4,811	5,247
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[14]	960	1,052
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[14]	580	663
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[7,14]	6,370	6,405
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[14]	1,550	1,733
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.608% 2049[12,14]	446	450

The Income Fund of America	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.75%) 2.25% 2021[7,12,14]	$21,747	$21,788
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[7,12,14]	1,811	1,873
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[7,12,14]	2,904	2,996
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[7,12,14]	2,302	2,322
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A3, 3.754% 2049[7,12,14]	4,089	4,108
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.324% 2036[12,14]	1,575	1,319
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[7,14]	8,515	8,698
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[7,14]	10,164	10,223
TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 2046[7,14]	240	242
Uniform Mortgage-Backed Security 1.50% 2036[14,15]	605,521	619,823
Uniform Mortgage-Backed Security 1.50% 2036[14,15]	333,259	340,963
Uniform Mortgage-Backed Security 2.00% 2036[14,15]	383,215	399,827
Uniform Mortgage-Backed Security 2.00% 2036[14,15]	60,354	62,903
Uniform Mortgage-Backed Security 2.00% 2036[14,15]	14,388	15,033
Uniform Mortgage-Backed Security 2.50% 2036[14,15]	49,790	52,290
Uniform Mortgage-Backed Security 2.00% 2051[14,15]	420,839	433,036
Uniform Mortgage-Backed Security 2.00% 2051[14,15]	48,302	49,796
Uniform Mortgage-Backed Security 2.50% 2051[14,15]	194,323	204,077
Uniform Mortgage-Backed Security 2.50% 2051[14,15]	83,083	87,403
Uniform Mortgage-Backed Security 3.00% 2051[14,15]	25,000	26,307
Uniform Mortgage-Backed Security 3.50% 2051[14,15]	13,035	13,870
Uniform Mortgage-Backed Security 4.00% 2051[14,15]	60,136	64,549
Uniform Mortgage-Backed Security 4.00% 2051[14,15]	16,652	17,857
Uniform Mortgage-Backed Security 4.50% 2051[14,15]	1,123	1,221
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[14]	5,755	6,398
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.094% 2048[12,14]	470	487
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[14]	750	773
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[14]	285	314
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[14]	6,015	6,864
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[14]	2,405	2,700
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[14]	500	562
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[14]	480	545
		9,220,351

U.S. Treasury bonds & notes 2.00%
U.S. Treasury 1.84%
U.S. Treasury 2.25% 2021	100,000	100,535
U.S. Treasury 2.625% 2021	100,000	101,156
U.S. Treasury 2.75% 2021	20,000	20,329
U.S. Treasury 0.125% 2022	75,000	75,030
U.S. Treasury 0.125% 2022	36,000	36,012
U.S. Treasury 1.375% 2022	50,000	50,640
U.S. Treasury 2.125% 2022	28,000	29,075
U.S. Treasury 1.625% 2023	21,000	21,701
U.S. Treasury 2.375% 2023	10,000	10,450
U.S. Treasury 2.75% 2023	66,300	70,602
U.S. Treasury 2.75% 2023	10,000	10,587
U.S. Treasury 6.25% 2023	14,000	16,176
U.S. Treasury 1.750% 2024	20,000	21,038
U.S. Treasury 2.125% 2024	10,000	10,607
U.S. Treasury 0.25% 2025	398,867	396,848
U.S. Treasury 0.25% 2025	24,760	24,586
U.S. Treasury 0.375% 2025	273,300	273,830
U.S. Treasury 2.00% 2025[16]	50,000	53,702
U.S. Treasury 0.375% 2026	29,432	29,350
U.S. Treasury 1.625% 2026	30,000	31,775
U.S. Treasury 1.625% 2026	20,000	21,211
U.S. Treasury 0.50% 2027	10,000	9,872
U.S. Treasury 0.875% 2030	279,527	274,264
U.S. Treasury 1.50% 2030	31,651	33,021
U.S. Treasury 1.375% 2040	4,555	4,341
U.S. Treasury 2.875% 2046	27,970	34,360
U.S. Treasury 2.875% 2049[16]	50,000	61,972

32	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.375% 2050[16]	$235,029	$210,019
U.S. Treasury 1.625% 2050[16]	76,010	72,281
U.S. Treasury 2.00% 2050	20,000	20,801
		2,126,171

U.S. Treasury inflation-protected securities 0.16%
U.S. Treasury Inflation-Protected Security 0.625% 2024[17]	66,918	72,362
U.S. Treasury Inflation-Protected Security 0.25% 2029[17]	4,324	4,920
U.S. Treasury Inflation-Protected Security 1.00% 2049[16,17]	29,422	40,766
U.S. Treasury Inflation-Protected Security 0.25% 2050[16,17]	53,242	62,122
		180,170

Total U.S. Treasury bonds & notes		2,306,341

Asset-backed obligations 0.35%
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[7,14]	2,880	3,008
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[7,14]	1,671	1,792
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[7,14]	5,663	5,936
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[7,14]	1,453	1,556
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[7,14]	4,605	5,092
American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15% 2024[7,14]	1,800	1,814
American Credit Acceptance Receivables Trust, Series 2021-1, Class B, 0.61% 2025[7,14]	617	619
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[7,14]	5,529	5,649
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[7,14]	2,183	2,190
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[7,14]	1,201	1,204
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[14]	450	473
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[14]	313	314
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[14]	307	308
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[7,14]	25,421	25,975
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[7,14]	6,317	6,406
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[7,14]	8,563	8,725
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[7,14]	935	953
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[7,14]	4,091	4,184
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[7,12,14]	1,229	1,244
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[7,14]	1,040	1,059
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[7,14]	1,040	1,062
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[7,14]	1,575	1,633
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[7,14]	3,805	3,923
CPS Auto Receivables Trust, Series 2021-A, Class B, 0.61% 2026[7,14]	1,145	1,147
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[7,14]	1,036	1,037
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[7,14]	883	887
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[7,14]	2,223	2,274
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.267% 2037[12,14]	507	490
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.277% 2037[12,14]	904	876
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[14]	2,345	2,359
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[14]	15,145	15,576
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[14]	6,350	6,521
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[14]	12,390	12,935
Drivetime Auto Owner Trust, Series 2021-1A, Class B, 0.62% 2025[7,14]	422	423
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[7,14]	1,100	1,122
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[7,14]	2,395	2,481
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[7,14]	3,205	3,271
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[7,14]	5,950	6,199
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[7,14]	1,232	1,236
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[7,14]	671	674
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[7,14]	1,961	2,001
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[7,14]	1,987	1,995
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[7,14]	7,000	7,151
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[7,14]	3,570	3,639
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[14]	1,872	1,901
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[7,14]	7,000	7,289
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[7,14]	8,000	8,365
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[14]	1,786	1,826
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[7,14]	16,989	17,113
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[7,14]	9,500	9,737

The Income Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[7,14]	$10,105	$10,871
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[7,14]	5,634	6,147
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[7,14]	34,011	35,914
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[7,14]	6,605	7,267
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[7,14]	4,584	4,731
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[7,14]	11,749	11,935
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[7,14]	15,571	15,876
GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 2024[14]	834	852
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[14]	696	721
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[14]	984	1,029
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[14]	605	614
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[7,14]	664	667
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[7,14]	1,065	1,068
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[7,14]	385	386
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[7,14]	827	829
Marathon CLO Ltd., Series 2017-9A, Class A1AR,
(3-month USD-LIBOR + 1.15%) 0% 2029[7,12,14]	14,400	14,400
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1,
(3-month USD-LIBOR + 0.90%) 1.125% 2029[7,12,14]	1,537	1,537
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[7,14]	3,060	3,148
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[7,14]	1,895	1,964
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[14]	4,138	4,283
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[14]	4,350	4,529
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[14]	21,000	22,680
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[14]	7,296	7,395
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[14]	4,422	4,530
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[7,14]	1,127	1,143
Symphony Ltd., CLO, Series 2013-12A, Class AR,
(3-month USD-LIBOR + 1.03%) 1.271% 2025[7,12,14]	1,244	1,245
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[7,14]	3,389	3,472
Textainer Marine Containers Ltd., Series 2020-2A, Class A, 2.10% 2045[7,14]	2,293	2,339
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[7,14]	20,861	21,317
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[7,14]	3,374	3,412
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[7,14]	6,549	6,685
		408,630

Municipals 0.34%
Illinois 0.34%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	53,770	65,996
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	28,045	34,793
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	11,385	14,616
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	910	939
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	2,630	2,930
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2032	925	1,168
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2041	435	540
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	2,440	2,976
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	4,880	5,971
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2034	1,085	1,299
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	2,170	2,636
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	2,990	3,501

34	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	$2,170	$2,585
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	8,615	10,059
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	1,630	1,988
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	1,900	2,470
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	950	1,226
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	540	678
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	540	689
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	540	675
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	1,085	1,374
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	1,085	1,367
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	540	678
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	620	759
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	2,415	3,139
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	1,630	2,103
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	1,085	860
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	1,470	1,509
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	4,155	4,382
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	800	980
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	10,090	10,405
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033	156,480	175,244
G.O. Bonds, Series 2013-B, 4.91% 2027	3,230	3,497
G.O. Bonds, Series 2019-A, 4.00% 2023	12,000	12,311
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	4,560	5,491
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	595	634
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 2035	4,500	5,465
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	1,020	1,278
		389,211

Bonds & notes of governments & government agencies outside the U.S. 0.11%
Abu Dhabi (Emirate of) 2.50% 2025[7]	7,800	8,321
Abu Dhabi (Emirate of) 3.125% 2030[7]	7,800	8,717
Abu Dhabi (Emirate of) 1.70% 2031[7]	1,700	1,686
Abu Dhabi (Emirate of) 3.875% 2050[7]	5,350	6,378
Morocco (Kingdom of) 3.00% 2032[7]	6,000	6,052
Morocco (Kingdom of) 4.00% 2050[7]	6,000	6,129
Paraguay (Republic of) 5.00% 2026	8,750	10,181
Paraguay (Republic of) 4.95% 2031	19,540	23,448
Paraguay (Republic of) 2.739% 2033[7]	18,477	18,921
Peru (Republic of) 1.862% 2032	8,550	8,451
Peru (Republic of) 2.78% 2060	12,800	12,365
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[7]	3,060	3,392
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[7]	790	934
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[7]	2,310	2,821
United Mexican States 2.659% 2031	9,162	9,146
United Mexican States 3.771% 2061	5,180	5,002
		131,944

The Income Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes 0.04%
Fannie Mae 6.25% 2029[16]	$32,000	$45,168

Total bonds, notes & other debt instruments (cost: $27,575,561,000)		28,717,169

Short-term securities 5.21%	Shares
Money market investments 5.21%
Capital Group Central Cash Fund 0.11%[4,18]	59,415,353	5,942,130
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.01%[18,19]	18,400,000	18,400
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[18,19]	18,400,000	18,400
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[18,19]	9,800,000	9,800
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[18,19]	9,587,281	9,587
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[18,19]	2,000,000	2,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.01%[18,19]	1,300,000	1,300
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[18,19]	700,000	700
		6,002,317

Total short-term securities (cost: $6,001,299,000)		6,002,317

Total investment securities 102.60% (cost: $93,629,512,000)		118,278,219
Other assets less liabilities (2.60)%		(2,998,133)

Net assets 100.00%		$115,280,086

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [20]	Value at 1/31/2021 (000) [21]	Unrealized (depreciation) appreciation at 1/31/2021 (000)
90 Day Euro Dollar Futures	Short	17,349	September 2022	$(4,337,250)	$(4,328,359)	$(804)
2 Year U.S. Treasury Note Futures	Long	16,582	April 2021	3,316,400	3,664,233	2,315
5 Year U.S. Treasury Note Futures	Long	18,781	April 2021	1,878,100	2,364,058	(356)
10 Year U.S. Treasury Note Futures	Short	2,755	March 2021	(275,500)	(377,521)	1,335
10 Year Ultra U.S. Treasury Note Futures	Short	17,987	March 2021	(1,798,700)	(2,766,906)	36,975
20 Year U.S. Treasury Bond Futures	Short	818	March 2021	(81,800)	(138,012)	(30)
30 Year Ultra U.S. Treasury Bond Futures	Long	549	March 2021	54,900	112,391	747
						$40,182

Investments in affiliates4

	Value of affiliates at 8/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend or interest income (000)
Common stocks 3.97%
Health care 0.03%
Rotech Healthcare Inc.[1,2,3,5]	$28,245	$—	$—	$—	$13,036	$41,281	$—
Industrials 0.05%
Associated Materials Group Inc.[1,2,3]	—	49,614	—	—	8,092	57,706	—
Real estate 0.58%
Gaming and Leisure Properties, Inc. REIT	490,940	111,496	—	—	64,913	667,349	16,371
Iron Mountain Inc. REIT[22]	526,025	—	157,789	(47,664)	101,010	—	19,285
						667,349

36	The Income Fund of America

Investments in affiliates4 (continued)

	Value of affiliates at 8/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend or interest income (000)
Utilities 2.53%
DTE Energy Company	$989,854	$224,122	$—	$—	$5,735	$1,219,711	$19,815
Brookfield Infrastructure Partners LP	678,586	12,534	—	—	169,584	860,704	15,868
AES Corp.	567,458	—	69,425	22,646	315,988	836,667	10,556
						2,917,082
Consumer discretionary 0.12%
Domino’s Pizza Group PLC[1]	127,913	—	—	—	10,333	138,246	2,234
Communication services 0.66%
Koninklijke KPN NV1	554,793	—	8,432	(37)	116,165	662,489	—
HKBN Ltd.[1]	122,079	—	—	—	(26,401)	95,678	3,239
						758,167
Energy 0.00%
Ascent Resources - Utica, LLC, Class A1,2,3,5,22	22,043	—	—	—	2,204	—	—
Total common stocks						4,579,831
Convertible stocks 0.04%
Utilities 0.04%
DTE Energy Company, convertible preferred units, 6.25% 2022	40,698	—	—	—	1,164	41,862	1,410
Bonds, notes & other debt instruments 0.02%
Energy 0.00%
Ascent Resources - Utica LLC 10.00% 2022[7,22]	2,244	—	2,772	(50)	578	—	51
Ascent Resources - Utica LLC 7.00% 2026[7,22]	3,678	—	—	—	1,791	—	204
						—
Health care 0.00%
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[1,3,9,11,12,22]	25,677	1,385	10,593	(32)	(69)	—	1,598
						—
Utilities 0.02%
AES Corp. 3.30% 2025[7]	19,301	—	—	—	237	19,538	297
AES Corp. 5.50% 2025	20,935	—	20,882	1,298	(1,351)	—	431
AES Corp. 6.00% 2026	12,712	—	12,638	332	(406)	—	192
AES Corp. 5.125% 2027	12,433	—	12,623	614	(424)	—	150
AES Corp. 3.95% 2030[7]	9,293	—	9,321	705	(677)	—	12
						19,538
Real estate 0.00%
Iron Mountain Inc. 4.875% 2027[7,22]	11,109	—	—	—	67	—	268
Iron Mountain Inc. 5.00% 2028[7,22]	15,643	—	—	—	241	—	379
Iron Mountain Inc. 5.25% 2028[7,22]	18,404	—	—	—	3	—	470
Iron Mountain Inc. 4.875% 2029[7,22]	16,978	—	3,903	118	(147)	—	413
Iron Mountain Inc. 5.25% 2030[7,22]	20,876	6,707	—	—	243	—	609
Iron Mountain Inc. 4.50% 2031[7,22]	—	18,045	3,643	80	345	—	368
						—
Total bonds, notes & other debt instruments						19,538
Short-term securities 5.15%
Money market investments 5.15%
Capital Group Central Cash Fund 0.11%[18]	9,800,686	6,382,689	10,241,245	405	(405)	5,942,130	5,102
Total 9.18%				$(21,585)	$781,849	$10,583,361	$99,322

The Income Fund of America	37

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $19,829,603,000, which represented 17.20% of the net assets of the fund. This amount includes $19,637,996,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	All or a portion of this security was on loan. The total value of all such securities was $79,909,000, which represented .07% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,407,354,000, which represented 6.43% of the net assets of the fund.
[8]	Amount less than one thousand.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[10]	Step bond; coupon rate may change at a later date.
[11]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $288,705,000, which represented .25% of the net assets of the fund.
[12]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[13]	Scheduled interest and/or principal payment was not received.
[14]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[15]	Purchased on a TBA basis.
[16]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $36,190,000, which represented .03% of the net assets of the fund.
[17]	Index-linked bond whose principal amount moves with a government price index.
[18]	Rate represents the seven-day yield at 1/31/2021.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	Notional amount is calculated based on the number of contracts and notional contract size.
[21]	Value is calculated based on the notional amount and current market price.
[22]	Unaffiliated issuer at 1/31/2021.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	11/26/2014	$19,660	$41,281	.03%
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	56,848	24,247	.02
Advanz Pharma Corp. Ltd.	8/31/2018	12,176	15,747	.02
Extraction Oil & Gas, Inc.	1/20/2021	2,794	2,521	.00
Total private placement securities		$91,478	$83,796	.07%

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

CLO = Collateralized Loan Obligations

G.O. = General Obligation

GBP = British pounds

LIBOR = London Interbank Offered Rate

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

38	The Income Fund of America

Financial statements

Statement of assets and liabilities	unaudited
at January 31, 2021	(dollars in thousands)

Assets:
Investment securities, at value (includes $79,909 of investment securities on loan):
Unaffiliated issuers (cost: $84,130,923)	$107,694,858
Affiliated issuers (cost: $9,498,589)	10,583,361	$118,278,219
Cash		33,714
Cash denominated in currencies other than U.S. dollars (cost: $5,951)		5,951
Receivables for:
Sales of investments	6,263,168
Sales of fund’s shares	92,322
Dividends and interest	425,445
Securities lending income	106
Variation margin on futures contracts	10,683
Unrealized appreciation on unfunded commitments	9,387
Other	2,196	6,803,307
		125,121,191
Liabilities:
Collateral for securities on loan		60,187
Payables for:
Purchases of investments	9,616,990
Repurchases of fund’s shares	108,936
Investment advisory services	19,086
Services provided by related parties	23,701
Trustees’ deferred compensation	5,870
Variation margin on futures contracts	2,324
Other	4,011	9,780,918
Net assets at January 31, 2021		$115,280,086

Net assets consist of:
Capital paid in on shares of beneficial interest		$88,683,442
Total distributable earnings		26,596,644
Net assets at January 31, 2021		$115,280,086

See notes to financial statements.

The Income Fund of America	39

Statement of assets and liabilities	unaudited
at January 31, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (4,905,774 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$74,853,319	3,183,393		$23.51
Class C	2,777,513	119,851		23.17
Class T	10	—	*	23.52
Class F-1	3,301,091	140,814		23.44
Class F-2	10,740,020	457,202		23.49
Class F-3	4,159,085	176,968		23.50
Class 529-A	1,808,365	77,098		23.46
Class 529-C	94,996	4,061		23.39
Class 529-E	59,337	2,539		23.37
Class 529-T	13	1		23.52
Class 529-F-1	11	—	*	23.45
Class 529-F-2	104,161	4,429		23.52
Class 529-F-3	11	—	*	23.51
Class R-1	77,653	3,326		23.35
Class R-2	383,606	16,533		23.20
Class R-2E	38,313	1,634		23.44
Class R-3	787,562	33,642		23.41
Class R-4	920,679	39,237		23.46
Class R-5E	51,489	2,193		23.48
Class R-5	382,245	16,257		23.51
Class R-6	14,740,607	626,596		23.52

* Amount less than one thousand.

See notes to financial statements.

40	The Income Fund of America

Financial statements (continued)

Statement of operations	unaudited
for the six months ended January 31, 2021	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $28,936; also includes $93,880 from affiliates)	$1,512,903
Interest (includes $5,442 from affiliates)	511,781
Securities lending income (net of fees)	620	$2,025,304
Fees and expenses*:
Investment advisory services	120,195
Distribution services	118,602
Transfer agent services	33,392
Administrative services	16,950
Reports to shareholders	1,451
Registration statement and prospectus	844
Trustees’ compensation	1,328
Auditing and legal	231
Custodian	2,062
Other	661
Total fees and expenses before reimbursement	295,716
Less reimbursement of fees and expenses:
Transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		295,716
Net investment income		1,729,588

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	2,308,196
Affiliated issuers	(21,585)
Futures contracts	6,696
Forward currency contracts	(729)
Swap contracts	(7,118)
Currency transactions	(12,155)	2,273,305
Net unrealized appreciation on:
Investments:
Unaffiliated issuers	5,317,434
Affiliated issuers	781,849
Futures contracts	32,943
Currency translations	37	6,132,263
Net realized gain and unrealized appreciation		8,405,568

Net increase in net assets resulting from operations		$10,135,156

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

The Income Fund of America	41

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Six months ended January 31, 2021*	Year ended July 31, 2020
Operations:
Net investment income	$1,729,588	$3,620,652
Net realized gain (loss)	2,273,305	(1,422,744)
Net unrealized appreciation	6,132,263	414,034
Net increase in net assets resulting from operations	10,135,156	2,611,942

Distributions paid to shareholders	(2,091,666)	(6,118,416)

Net capital share transactions	(1,259,689)	1,994,953

Total increase (decrease) in net assets	6,783,801	(1,511,521)

Net assets:
Beginning of period	108,496,285	110,007,806
End of period	$115,280,086	$108,496,285

* Unaudited.

See notes to financial statements.

42	The Income Fund of America

Notes to financial statements	unaudited

1. Organization

The Income Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of

The Income Fund of America	43

investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange

44	The Income Fund of America

Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of January 31, 2021 (dollars in thousands):

The Income Fund of America	45

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$11,881,186	$1,698,040	$4,139	$13,583,365
Information technology	7,750,107	3,019,468	—	10,769,575
Consumer staples	8,136,792	1,944,069	—	10,080,861
Health care	6,319,432	3,190,108	41,281	9,550,821
Industrials	6,020,727	1,781,822	61,208	7,863,757
Real estate	6,212,074	673,201	—	6,885,275
Utilities	4,470,458	1,732,265	—	6,202,723
Materials	2,923,304	2,180,089	—	5,103,393
Consumer discretionary	3,506,909	508,838	285	4,016,032
Communication services	1,979,489	1,819,464	—	3,798,953
Energy	3,078,562	542,982	30,506	3,652,050
Preferred securities	196,614	565,971	—	762,585
Rights & warrants	—	1,180	—	1,180
Convertible stocks	1,287,684	—	—	1,287,684
Convertible bonds & notes	—	—	479	479
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	16,181,316	34,208	16,215,524
Mortgage-backed obligations	—	9,220,351	—	9,220,351
U.S. Treasury bonds & notes	—	2,306,341	—	2,306,341
Asset-backed obligations	—	408,630	—	408,630
Municipals	—	389,211	—	389,211
Bonds & notes of governments & government agencies outside the U.S.	—	131,944	—	131,944
Federal agency bonds & notes	—	45,168	—	45,168
Short-term securities	6,002,317	—	—	6,002,317
Total	$69,765,655	$48,340,458	$172,106	$118,278,219

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$41,372	$—	$—	$41,372
Liabilities:
Unrealized depreciation on futures contracts	(1,190)	—	—	(1,190)
Total	$40,182	$—	$—	$40,182

*	Futures contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline –sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance,

46	The Income Fund of America

major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

The Income Fund of America	47

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of January 31, 2021, the total value of securities on loan was $79,909,000, and the total value of collateral received was $84,497,000. Collateral received includes cash of $60,187,000 and U.S. government securities of $24,310,000. Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in a transaction that involves an unfunded commitment, which may obligate the fund to purchase additional shares of the applicable issuer. As of January 31, 2021, the fund’s maximum potential exposure from the unfunded equity commitment was $10,430,000, which would represent less than .01% of the net assets of the fund should such commitment become due. The fund has also participated in another transaction, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of January 31, 2021, the fund’s maximum exposure of unfunded bond commitments was $5,657,000, which would represent less than ..01% of the net assets of the fund should such commitments become due. Unrealized appreciation on unfunded commitments of $9,387,000 is disclosed as a receivable for unrealized appreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized appreciation on investments in unaffiliated issuers in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

48	The Income Fund of America

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $5,159,421,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. As of January 31, 2021, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $102,662,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. As of January 31, 2021, the fund did not have any credit default swaps. The average month-end notional amount of credit default swaps while held was $588,667,000.

The Income Fund of America	49

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forwards currency contracts and credit default swaps as of, or for the six months ended, January 31, 2021 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$41,372	Unrealized depreciation*	$1,190

		Net realized gain (loss)		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$6,696	Net unrealized appreciation on futures contracts	$32,943
Forward currency	Currency	Net realized loss on forward currency contracts	(729)	Net unrealized appreciation on forward currency contracts	—
Swap	Credit	Net realized loss on swap contracts	(7,118)	Net unrealized appreciation on swap contracts	—
			$(1,151)		$32,943

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended January 31, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended January 31, 2021, the fund recognized $109,693,000 in reclaims (net of fees and the effect of realized gain or loss from currency translations) and $36,170,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

50	The Income Fund of America

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,346,356
Capital loss carryforward[1]:	(1,219,702)

[1]	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of January 31, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$26,162,325
Gross unrealized depreciation on investments	(1,482,022)
Net unrealized appreciation on investments	24,680,303
Cost of investments	93,638,098

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended January 31, 2021					Year ended July 31, 2020
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$1,350,063		$—	$1,350,063		$2,412,406		$1,626,977		$4,039,383
Class C	42,096		—	42,096		102,616		89,523		192,139
Class T	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class F-1	61,570		—	61,570		125,906		88,012		213,918
Class F-2	202,502		—	202,502		342,966		217,003		559,969
Class F-3	78,028		—	78,028		128,015		77,478		205,493
Class 529-A	32,490		—	32,490		54,813		37,436		92,249
Class 529-C	1,372		—	1,372		6,287		5,649		11,936
Class 529-E	1,013		—	1,013		1,888		1,384		3,272
Class 529-T	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class 529-F-1	742		—	742		3,373		2,135		5,508
Class 529-F-2[3]	1,162		—	1,162
Class 529-F-3[3]	—	[2]	—	—	[2]
Class R-1	1,187		—	1,187		2,309		2,085		4,394
Class R-2	5,781		—	5,781		10,598		9,456		20,054
Class R-2E	555		—	555		1,028		798		1,826
Class R-3	13,338		—	13,338		26,012		19,842		45,854
Class R-4	17,187		—	17,187		31,907		21,911		53,818
Class R-5E	847		—	847		1,068		609		1,677
Class R-5	7,430		—	7,430		14,877		9,920		24,797
Class R-6	274,303		—	274,303		405,198		236,931		642,129
Total	$2,091,666		$—	$2,091,666		$3,671,267		$2,447,149		$6,118,416

[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

The Income Fund of America	51

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.121% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly gross income. For the six months ended January 31, 2021, the investment advisory services fee was $120,195,000, which was equivalent to an annualized rate of 0.213% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of January 31, 2021, unreimbursed expenses subject to reimbursement totaled $6,876,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended January 31, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based

52	The Income Fund of America

on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended January 31, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$92,218		$22,498		$11,066		Not applicable
Class C	14,247		907		431		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	4,229		2,066		511		Not applicable
Class F-2	Not applicable		5,387		1,566		Not applicable
Class F-3	Not applicable		85		589		Not applicable
Class 529-A	2,136		493		269		$545
Class 529-C	473		30		15		30
Class 529-E	146		7		9		18
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—	*	13		7		15
Class 529-F-2†	Not applicable		12		8		16
Class 529-F-3†	Not applicable		—	*	—	*	—	*
Class R-1	400		38		12		Not applicable
Class R-2	1,466		653		59		Not applicable
Class R-2E	107		37		5		Not applicable
Class R-3	1,998		577		120		Not applicable
Class R-4	1,182		450		142		Not applicable
Class R-5E	Not applicable		33		7		Not applicable
Class R-5	Not applicable		86		57		Not applicable
Class R-6	Not applicable		20		2,077		Not applicable
Total class-specific expenses	$118,602		$33,392		$16,950		$624

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,328,000 in the fund’s statement of operations reflects $392,000 in current fees (either paid in cash or deferred) and a net increase of $936,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended January 31, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,121,452,000 and $353,132,000, respectively, which generated $19,709,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the

The Income Fund of America	53

exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended January 31, 2021.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2021

Class A	$1,937,213	84,652		$1,315,389		57,515		$(4,749,237)	(208,464)	$(1,496,635)	(66,297)
Class C	104,900	4,656		41,546		1,839		(482,147)	(21,398)	(335,701)	(14,903)
Class T	—	—		—		—		—	—	—	—
Class F-1	54,385	2,418		58,505		2,566		(422,335)	(18,434)	(309,445)	(13,450)
Class F-2	1,077,500	47,352		193,664		8,480		(1,166,471)	(51,242)	104,693	4,590
Class F-3	486,006	21,151		77,456		3,390		(360,922)	(15,854)	202,540	8,687
Class 529-A	88,000	3,853		32,453		1,422		(180,429)	(7,915)	(59,976)	(2,640)
Class 529-C	8,288	364		1,371		60		(24,481)	(1,075)	(14,822)	(651)
Class 529-E	3,408	151		1,013		45		(8,534)	(378)	(4,113)	(182)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	4,578	208		740		33		(97,584)	(4,563)	(92,266)	(4,322)
Class 529-F-2[3]	99,362	4,612		1,161		50		(5,462)	(233)	95,061	4,429
Class 529-F-3[3]	10	—	[2]	—	[2]	—	[2]	—	—	10	— [2]
Class R-1	3,304	146		1,186		52		(13,343)	(586)	(8,853)	(388)
Class R-2	32,091	1,421		5,775		256		(67,265)	(2,987)	(29,399)	(1,310)
Class R-2E	6,512	281		555		24		(6,478)	(285)	589	20
Class R-3	53,076	2,337		13,303		584		(127,688)	(5,631)	(61,309)	(2,710)
Class R-4	56,913	2,498		17,155		752		(145,836)	(6,365)	(71,768)	(3,115)
Class R-5E	13,873	602		847		37		(7,314)	(320)	7,406	319
Class R-5	21,298	930		7,411		324		(44,195)	(1,941)	(15,486)	(687)
Class R-6	1,289,120	56,463		274,090		11,983		(733,425)	(32,190)	829,785	36,256
Total net increase (decrease)	$5,339,837	234,095		$2,043,620		89,412		$(8,643,146)	(379,861)	$(1,259,689)	(56,354)

Year ended July 31, 2020

Class A	$5,303,887	243,483		$3,948,426		179,673		$(9,364,528)	(435,235)	$(112,215)	(12,079)
Class C	325,855	15,042		188,264		8,617		(1,735,871)	(81,230)	(1,221,752)	(57,571)
Class T	—	—		—		—		—	—	—	—
Class F-1	381,151	17,389		205,357		9,360		(1,099,278)	(51,244)	(512,770)	(24,495)
Class F-2	2,556,474	117,579		535,560		24,455		(2,293,055)	(107,477)	798,979	34,557
Class F-3	957,372	43,811		204,407		9,346		(712,594)	(33,085)	449,185	20,072
Class 529-A	288,787	13,293		92,206		4,205		(295,020)	(13,434)	85,973	4,064
Class 529-C	27,653	1,255		11,931		541		(196,936)	(9,166)	(157,352)	(7,370)
Class 529-E	7,604	347		3,271		149		(13,307)	(610)	(2,432)	(114)
Class 529-T	—	—		1		—	[2]	—	—	1	— [2]
Class 529-F-1	20,862	935		5,507		252		(20,645)	(954)	5,724	233
Class R-1	9,910	452		4,387		199		(28,725)	(1,337)	(14,428)	(686)
Class R-2	74,176	3,425		20,032		916		(133,990)	(6,207)	(39,782)	(1,866)
Class R-2E	8,386	388		1,826		83		(9,820)	(453)	392	18
Class R-3	122,966	5,649		45,741		2,081		(302,785)	(13,837)	(134,078)	(6,107)
Class R-4	169,355	7,746		53,792		2,451		(283,887)	(13,069)	(60,740)	(2,872)
Class R-5E	26,881	1,243		1,676		77		(8,401)	(389)	20,156	931
Class R-5	42,276	1,937		24,727		1,123		(131,240)	(5,855)	(64,237)	(2,795)
Class R-6	3,133,817	146,789		642,089		29,372		(821,577)	(37,729)	2,954,329	138,432
Total net increase (decrease)	$13,457,412	620,763		$5,989,200		272,900		$(17,451,659)	(811,311)	$1,994,953	82,352

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

54	The Income Fund of America

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $84,642,689,000 and $84,667,836,000, respectively, during the six months ended January 31, 2021.

The Income Fund of America	55

Financial highlights

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
1/31/2021[5,6]	$21.88	$.35	$1.70	$2.05	$(.42)	$—	$(.42)	$23.51	9.44%[7]		$74,853		.56%[8]		.56%[8]		3.02%[8]
7/31/2020	22.56	.73	(.17)	.56	(.74)	(.50)	(1.24)	21.88	2.59		71,103		.57		.57		3.32
7/31/2019	23.28	.72	.13	.85	(.69)	(.88)	(1.57)	22.56	4.22		73,594		.56		.56		3.23
7/31/2018	22.87	.73	.84	1.57	(.66)	(.50)	(1.16)	23.28	6.98		75,284		.55		.55		3.16
7/31/2017	21.70	.74	1.10	1.84	(.67)	—	(.67)	22.87	8.65		76,148		.56		.56		3.37
7/31/2016	21.31	.66	.76	1.42	(.66)	(.37)	(1.03)	21.70	7.10		75,437		.56		.56		3.22
Class C:
1/31/2021[5,6]	21.57	.26	1.68	1.94	(.34)	—	(.34)	23.17	9.02	[7]	2,778		1.31	[8]	1.31	[8]	2.28	[8]
7/31/2020	22.25	.56	(.16)	.40	(.58)	(.50)	(1.08)	21.57	1.82		2,906		1.32		1.32		2.58
7/31/2019	22.98	.54	.13	.67	(.52)	(.88)	(1.40)	22.25	3.41		4,279		1.34		1.34		2.45
7/31/2018	22.59	.54	.82	1.36	(.47)	(.50)	(.97)	22.98	6.11		4,917		1.34		1.34		2.36
7/31/2017	21.44	.56	1.09	1.65	(.50)	—	(.50)	22.59	7.79		5,569		1.35		1.35		2.56
7/31/2016	21.06	.49	.76	1.25	(.50)	(.37)	(.87)	21.44	6.27		6,196		1.36		1.36		2.41
Class T:
1/31/2021[5,6]	21.88	.37	1.72	2.09	(.45)	—	(.45)	23.52	9.62	[7,9]	—	[10]	.32	[8,9]	.32	[8,9]	3.26	[8,9]
7/31/2020	22.57	.78	(.17)	.61	(.80)	(.50)	(1.30)	21.88	2.81	[9]	—	[10]	.33	[9]	.33	[9]	3.55	[9]
7/31/2019	23.29	.77	.13	.90	(.74)	(.88)	(1.62)	22.57	4.44	[9]	—	[10]	.35	[9]	.35	[9]	3.43	[9]
7/31/2018	22.88	.78	.84	1.62	(.71)	(.50)	(1.21)	23.29	7.19	[9]	—	[10]	.34	[9]	.34	[9]	3.36	[9]
7/31/2017[5,11]	22.27	.29	.50	.79	(.18)	—	(.18)	22.88	3.54	[7,9]	—	[10]	.11	[7,9]	.11	[7,9]	1.26	[7,9]
Class F-1:
1/31/2021[5,6]	21.82	.34	1.70	2.04	(.42)	—	(.42)	23.44	9.39	[7]	3,301		.62	[8]	.62	[8]	2.96	[8]
7/31/2020	22.50	.72	(.17)	.55	(.73)	(.50)	(1.23)	21.82	2.53		3,365		.63		.63		3.27
7/31/2019	23.22	.70	.13	.83	(.67)	(.88)	(1.55)	22.50	4.15		4,022		.65		.65		3.14
7/31/2018	22.82	.71	.83	1.54	(.64)	(.50)	(1.14)	23.22	6.84		4,243		.64		.64		3.07
7/31/2017	21.65	.72	1.10	1.82	(.65)	—	(.65)	22.82	8.57		4,610		.65		.65		3.28
7/31/2016	21.26	.64	.76	1.40	(.64)	(.37)	(1.01)	21.65	7.02		4,421		.65		.65		3.12
Class F-2:
1/31/2021[5,6]	21.86	.37	1.71	2.08	(.45)	—	(.45)	23.49	9.56	[7]	10,740		.36	[8]	.36	[8]	3.23	[8]
7/31/2020	22.54	.77	(.16)	.61	(.79)	(.50)	(1.29)	21.86	2.81		9,894		.37		.37		3.52
7/31/2019	23.27	.76	.12	.88	(.73)	(.88)	(1.61)	22.54	4.36		9,425		.39		.39		3.40
7/31/2018	22.86	.77	.84	1.61	(.70)	(.50)	(1.20)	23.27	7.16		8,675		.38		.38		3.33
7/31/2017	21.69	.78	1.10	1.88	(.71)	—	(.71)	22.86	8.84		7,081		.39		.39		3.54
7/31/2016	21.30	.70	.75	1.45	(.69)	(.37)	(1.06)	21.69	7.28		5,076		.39		.39		3.38
Class F-3:
1/31/2021[5,6]	21.87	.38	1.71	2.09	(.46)	—	(.46)	23.50	9.61	[7]	4,159		.26	[8]	.26	[8]	3.32	[8]
7/31/2020	22.56	.80	(.18)	.62	(.81)	(.50)	(1.31)	21.87	2.88		3,680		.26		.26		3.63
7/31/2019	23.28	.78	.13	.91	(.75)	(.88)	(1.63)	22.56	4.52		3,343		.28		.28		3.50
7/31/2018	22.87	.79	.84	1.63	(.72)	(.50)	(1.22)	23.28	7.27		2,747		.28		.28		3.43
7/31/2017[5,12]	22.07	.49	.67	1.16	(.36)	—	(.36)	22.87	5.30	[7]	1,763		.30	[8]	.30	[8]	4.33	[8]
Class 529-A:
1/31/2021[5,6]	21.83	.34	1.71	2.05	(.42)	—	(.42)	23.46	9.44	[7]	1,808		.61	[8]	.61	[8]	2.98	[8]
7/31/2020	22.51	.72	(.17)	.55	(.73)	(.50)	(1.23)	21.83	2.55		1,740		.62		.62		3.27
7/31/2019	23.23	.70	.13	.83	(.67)	(.88)	(1.55)	22.51	4.15		1,704		.64		.64		3.15
7/31/2018	22.83	.71	.83	1.54	(.64)	(.50)	(1.14)	23.23	6.87		1,733		.63		.63		3.08
7/31/2017	21.66	.72	1.10	1.82	(.65)	—	(.65)	22.83	8.58		1,606		.64		.64		3.30
7/31/2016	21.27	.64	.76	1.40	(.64)	(.37)	(1.01)	21.66	7.00		1,525		.66		.66		3.11

See end of table for footnotes.

56	The Income Fund of America

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
1/31/2021[5,6]	$21.76	$.26	$1.69	$1.95	$(.32)	$—	$(.32)	$23.39	9.02%[7]		$95		1.33%[8]		1.33%[8]		2.26%[8]
7/31/2020	22.43	.56	(.16)	.40	(.57)	(.50)	(1.07)	21.76	1.79		103		1.36		1.36		2.56
7/31/2019	23.15	.53	.13	.66	(.50)	(.88)	(1.38)	22.43	3.37		271		1.38		1.38		2.41
7/31/2018	22.73	.53	.83	1.36	(.44)	(.50)	(.94)	23.15	6.06		322		1.39		1.39		2.30
7/31/2017	21.57	.55	1.09	1.64	(.48)	—	(.48)	22.73	7.74		464		1.41		1.41		2.52
7/31/2016	21.18	.48	.76	1.24	(.48)	(.37)	(.85)	21.57	6.20		463		1.43		1.43		2.34
Class 529-E:
1/31/2021[5,6]	21.75	.31	1.70	2.01	(.39)	—	(.39)	23.37	9.30	[7]	59		.83	[8]	.83	[8]	2.75	[8]
7/31/2020	22.43	.67	(.17)	.50	(.68)	(.50)	(1.18)	21.75	2.31		59		.84		.84		3.05
7/31/2019	23.16	.65	.12	.77	(.62)	(.88)	(1.50)	22.43	3.87		64		.86		.86		2.92
7/31/2018	22.76	.66	.83	1.49	(.59)	(.50)	(1.09)	23.16	6.63		69		.86		.86		2.84
7/31/2017	21.60	.67	1.09	1.76	(.60)	—	(.60)	22.76	8.30		70		.87		.87		3.06
7/31/2016	21.21	.59	.76	1.35	(.59)	(.37)	(.96)	21.60	6.76		66		.89		.89		2.88
Class 529-T:
1/31/2021[5,6]	21.88	.37	1.71	2.08	(.44)	—	(.44)	23.52	9.59	[7,9]	—	[10]	.37	[8,9]	.37	[8,9]	3.21	[8,9]
7/31/2020	22.57	.77	(.17)	.60	(.79)	(.50)	(1.29)	21.88	2.75	[9]	—	[10]	.39	[9]	.39	[9]	3.50	[9]
7/31/2019	23.29	.75	.13	.88	(.72)	(.88)	(1.60)	22.57	4.38	[9]	—	[10]	.41	[9]	.41	[9]	3.37	[9]
7/31/2018	22.88	.76	.84	1.60	(.69)	(.50)	(1.19)	23.29	7.12	[9]	—	[10]	.41	[9]	.41	[9]	3.30	[9]
7/31/2017[5,11]	22.27	.28	.50	.78	(.17)	—	(.17)	22.88	3.52	[7,9]	—	[10]	.13	[7,9]	.13	[7,9]	1.24	[7,9]
Class 529-F-1:
1/31/2021[5,6]	21.82	.40	1.67	2.07	(.44)	—	(.44)	23.45	9.57	[7,9]	—	[10]	.37	[8,9]	.37	[8,9]	3.55	[8,9]
7/31/2020	22.50	.77	(.16)	.61	(.79)	(.50)	(1.29)	21.82	2.80		94		.38		.38		3.52
7/31/2019	23.23	.75	.13	.88	(.73)	(.88)	(1.61)	22.50	4.36		92		.40		.40		3.39
7/31/2018	22.83	.77	.82	1.59	(.69)	(.50)	(1.19)	23.23	7.10		81		.40		.40		3.32
7/31/2017	21.66	.78	1.09	1.87	(.70)	—	(.70)	22.83	8.83		71		.41		.41		3.53
7/31/2016	21.27	.69	.76	1.45	(.69)	(.37)	(1.06)	21.66	7.25		61		.43		.43		3.34
Class 529-F-2:
1/31/2021[5,6,13]	21.40	.17	2.22	2.39	(.27)	—	(.27)	23.52	11.17	[7]	104		.09	[7]	.09	[7]	.73	[7]
Class 529-F-3:
1/31/2021[5,6,13]	21.40	.17	2.21	2.38	(.27)	—	(.27)	23.51	11.15	[7]	—	[10]	.13	[7]	.08	[7]	.74	[7]
Class R-1:
1/31/2021[5,6]	21.73	.26	1.70	1.96	(.34)	—	(.34)	23.35	9.04	[7]	78		1.34	[8]	1.34	[8]	2.25	[8]
7/31/2020	22.41	.56	(.17)	.39	(.57)	(.50)	(1.07)	21.73	1.75		81		1.36		1.36		2.54
7/31/2019	23.13	.53	.14	.67	(.51)	(.88)	(1.39)	22.41	3.38		99		1.37		1.37		2.41
7/31/2018	22.73	.54	.83	1.37	(.47)	(.50)	(.97)	23.13	6.09		116		1.37		1.37		2.33
7/31/2017	21.57	.55	1.10	1.65	(.49)	—	(.49)	22.73	7.76		124		1.39		1.39		2.53
7/31/2016	21.18	.49	.76	1.25	(.49)	(.37)	(.86)	21.57	6.25		133		1.37		1.37		2.40

See end of table for footnotes.

The Income Fund of America	57

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
1/31/2021[5,6]	$21.60	$.26	$1.68	$1.94	$(.34)	$—	$(.34)	$23.20	9.01%[7]		$384		1.34%[8]		1.34%[8]		2.26%[8]
7/31/2020	22.28	.55	(.16)	.39	(.57)	(.50)	(1.07)	21.60	1.76		385		1.37		1.37		2.52
7/31/2019	23.01	.53	.13	.66	(.51)	(.88)	(1.39)	22.28	3.37		439		1.38		1.38		2.41
7/31/2018	22.62	.54	.82	1.36	(.47)	(.50)	(.97)	23.01	6.09		488		1.37		1.37		2.34
7/31/2017	21.47	.55	1.09	1.64	(.49)	—	(.49)	22.62	7.77		533		1.40		1.40		2.52
7/31/2016	21.09	.49	.75	1.24	(.49)	(.37)	(.86)	21.47	6.25		577		1.36		1.36		2.41
Class R-2E:
1/31/2021[5,6]	21.81	.29	1.71	2.00	(.37)	—	(.37)	23.44	9.20	[7]	38		1.06	[8]	1.06	[8]	2.52	[8]
7/31/2020	22.49	.62	(.17)	.45	(.63)	(.50)	(1.13)	21.81	2.06		35		1.07		1.07		2.82
7/31/2019	23.22	.60	.13	.73	(.58)	(.88)	(1.46)	22.49	3.66		36		1.08		1.08		2.71
7/31/2018	22.82	.61	.83	1.44	(.54)	(.50)	(1.04)	23.22	6.40		28		1.08		1.08		2.63
7/31/2017	21.66	.65	1.08	1.73	(.57)	—	(.57)	22.82	8.11		22		1.09		1.09		2.95
7/31/2016	21.29	.58	.75	1.33	(.59)	(.37)	(.96)	21.66	6.64		7		1.03		1.03		2.86
Class R-3:
1/31/2021[5,6]	21.79	.31	1.69	2.00	(.38)	—	(.38)	23.41	9.25	[7]	788		.90	[8]	.90	[8]	2.69	[8]
7/31/2020	22.46	.65	(.15)	.50	(.67)	(.50)	(1.17)	21.79	2.27		792		.92		.92		2.97
7/31/2019	23.19	.63	.13	.76	(.61)	(.88)	(1.49)	22.46	3.80		954		.93		.93		2.86
7/31/2018	22.78	.64	.84	1.48	(.57)	(.50)	(1.07)	23.19	6.60		1,057		.92		.92		2.78
7/31/2017	21.62	.65	1.10	1.75	(.59)	—	(.59)	22.78	8.23		1,183		.95		.95		2.97
7/31/2016	21.23	.59	.75	1.34	(.58)	(.37)	(.95)	21.62	6.71		1,217		.92		.92		2.85
Class R-4:
1/31/2021[5,6]	21.84	.34	1.70	2.04	(.42)	—	(.42)	23.46	9.40	[7]	921		.60	[8]	.60	[8]	2.99	[8]
7/31/2020	22.52	.72	(.16)	.56	(.74)	(.50)	(1.24)	21.84	2.55		925		.61		.61		3.28
7/31/2019	23.24	.70	.13	.83	(.67)	(.88)	(1.55)	22.52	4.15		1,018		.63		.63		3.16
7/31/2018	22.83	.71	.84	1.55	(.64)	(.50)	(1.14)	23.24	6.90		1,154		.63		.63		3.07
7/31/2017	21.67	.73	1.09	1.82	(.66)	—	(.66)	22.83	8.54		1,365		.64		.64		3.31
7/31/2016	21.27	.65	.76	1.41	(.64)	(.37)	(1.01)	21.67	7.07		1,189		.62		.62		3.15
Class R-5E:
1/31/2021[5,6]	21.85	.36	1.71	2.07	(.44)	—	(.44)	23.48	9.55	[7]	51		.40	[8]	.40	[8]	3.17	[8]
7/31/2020	22.54	.75	(.16)	.59	(.78)	(.50)	(1.28)	21.85	2.73		41		.41		.41		3.45
7/31/2019	23.26	.74	.14	.88	(.72)	(.88)	(1.60)	22.54	4.38		21		.42		.42		3.34
7/31/2018	22.85	.78	.82	1.60	(.69)	(.50)	(1.19)	23.26	7.14		6		.41		.41		3.38
7/31/2017	21.69	.90	.95	1.85	(.69)	—	(.69)	22.85	8.72		1		.44		.44		4.04
7/31/2016[5,14]	21.03	.47	1.07	1.54	(.51)	(.37)	(.88)	21.69	7.70	[7]	—	[10]	.48	[8]	.48	[8]	3.30	[8]
Class R-5:
1/31/2021[5,6]	21.88	.38	1.70	2.08	(.45)	—	(.45)	23.51	9.59	[7]	382		.30	[8]	.30	[8]	3.29	[8]
7/31/2020	22.56	.79	(.17)	.62	(.80)	(.50)	(1.30)	21.88	2.87		371		.31		.31		3.56
7/31/2019	23.28	.77	.13	.90	(.74)	(.88)	(1.62)	22.56	4.47		445		.32		.32		3.46
7/31/2018	22.87	.78	.84	1.62	(.71)	(.50)	(1.21)	23.28	7.21		449		.33		.33		3.38
7/31/2017	21.70	.78	1.11	1.89	(.72)	—	(.72)	22.87	8.89		429		.34		.34		3.53
7/31/2016	21.31	.71	.76	1.47	(.71)	(.37)	(1.08)	21.70	7.34		516		.33		.33		3.46
Class R-6:
1/31/2021[5,6]	21.89	.38	1.71	2.09	(.46)	—	(.46)	23.52	9.65	[7]	14,741		.25	[8]	.25	[8]	3.32	[8]
7/31/2020	22.58	.79	(.17)	.62	(.81)	(.50)	(1.31)	21.89	2.88		12,922		.26		.26		3.61
7/31/2019	23.30	.78	.13	.91	(.75)	(.88)	(1.63)	22.58	4.52		10,202		.28		.28		3.51
7/31/2018	22.88	.80	.84	1.64	(.72)	(.50)	(1.22)	23.30	7.31		8,478		.28		.28		3.44
7/31/2017	21.71	.81	1.09	1.90	(.73)	—	(.73)	22.88	8.95		6,464		.28		.28		3.68
7/31/2016	21.32	.72	.76	1.48	(.72)	(.37)	(1.09)	21.71	7.39		4,606		.28		.28		3.49

See end of table for footnotes.

58	The Income Fund of America

Financial highlights (continued)

	Six months ended January 31,	Year ended July 31,
Portfolio turnover rate for all share classes[15,16]	2021[5,6,7]	2020	2019	2018	2017	2016
Excluding mortgage dollar roll transactions	22%	58%	48%	53%	34%	39%
Including mortgage dollar roll transactions	81%	117%	67%	70%	42%	52%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.
[16]	Rates do not include the portfolio activity of Capital Group Central Cash Fund.

See notes to financial statements.

The Income Fund of America	59

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2020, through January 31, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

60	The Income Fund of America

Expense example (continued)

	Beginning account value 8/1/2020	Ending account value 1/31/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,094.41	$2.96	.56%
Class A – assumed 5% return	1,000.00	1,022.38	2.85	.56
Class C – actual return	1,000.00	1,090.19	6.90	1.31
Class C – assumed 5% return	1,000.00	1,018.60	6.67	1.31
Class T – actual return	1,000.00	1,096.20	1.69	.32
Class T – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class F-1 – actual return	1,000.00	1,093.92	3.27	.62
Class F-1 – assumed 5% return	1,000.00	1,022.08	3.16	.62
Class F-2 – actual return	1,000.00	1,095.64	1.90	.36
Class F-2 – assumed 5% return	1,000.00	1,023.39	1.84	.36
Class F-3 – actual return	1,000.00	1,096.13	1.37	.26
Class F-3 – assumed 5% return	1,000.00	1,023.89	1.33	.26
Class 529-A – actual return	1,000.00	1,094.41	3.22	.61
Class 529-A – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class 529-C – actual return	1,000.00	1,090.16	7.01	1.33
Class 529-C – assumed 5% return	1,000.00	1,018.50	6.77	1.33
Class 529-E – actual return	1,000.00	1,093.04	4.38	.83
Class 529-E – assumed 5% return	1,000.00	1,021.02	4.23	.83
Class 529-T – actual return	1,000.00	1,095.91	1.95	.37
Class 529-T – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class 529-F-1 – actual return	1,000.00	1,095.65	1.95	.37
Class 529-F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class 529-F-2 – actual return†	1,000.00	1,095.98	.95	.36
Class 529-F-2 – assumed 5% return†	1,000.00	1,023.39	1.84	.36
Class 529-F-3 – actual return†	1,000.00	1,095.85	.85	.32
Class 529-F-3 – assumed 5% return†	1,000.00	1,023.59	1.63	.32
Class R-1 – actual return	1,000.00	1,090.42	7.06	1.34
Class R-1 – assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class R-2 – actual return	1,000.00	1,090.08	7.06	1.34
Class R-2 – assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class R-2E – actual return	1,000.00	1,092.00	5.59	1.06
Class R-2E – assumed 5% return	1,000.00	1,019.86	5.40	1.06
Class R-3 – actual return	1,000.00	1,092.54	4.75	.90
Class R-3 – assumed 5% return	1,000.00	1,020.67	4.58	.90
Class R-4 – actual return	1,000.00	1,093.96	3.17	.60
Class R-4 – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class R-5E – actual return	1,000.00	1,095.46	2.11	.40
Class R-5E – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class R-5 – actual return	1,000.00	1,095.87	1.58	.30
Class R-5 – assumed 5% return	1,000.00	1,023.69	1.53	.30
Class R-6 – actual return	1,000.00	1,096.52	1.32	.25
Class R-6 – assumed 5% return	1,000.00	1,023.95	1.28	.25

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on October 30, 2020. The “assumed 5% return” line is based on 184 days.

The Income Fund of America	61

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2022. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2020. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

62	The Income Fund of America

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

The Income Fund of America	63

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

64	The Income Fund of America

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The Income Fund of America	65

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66	The Income Fund of America

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The Income Fund of America	67

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

68	The Income Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete January 31, 2021, portfolio of The Income Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of The Income Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Principal Executive Officer

Date: March 31, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Principal Executive Officer

Date: March 31, 2021

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: March 31, 2021